Quarterly Holdings Report
for
VIP Investment Grade Bond II Portfolio
September 30, 2023
VIGBI-NPRT3-1123
1.9905669.101
Nonconvertible Bonds - 26.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
1.65% 2/1/28	284,000	239,695
2.25% 2/1/32	467,000	351,478
2.55% 12/1/33	1,877,000	1,378,634
2.75% 6/1/31	509,000	407,201
2.95% 7/15/26	219,000	203,455
3.3% 2/1/52	484,000	297,772
3.5% 6/1/41	261,000	181,325
3.5% 9/15/53	864,000	533,822
3.55% 9/15/55	1,880,000	1,150,857
3.65% 6/1/51	400,000	257,918
3.65% 9/15/59	1,076,000	654,690
3.8% 2/15/27	247,000	232,103
3.8% 12/1/57	1,915,000	1,213,202
4.35% 6/15/45	175,000	130,950
4.5% 3/9/48	224,000	169,390
4.65% 6/1/44	216,000	169,463
Orange SA 5.5% 2/6/44	82,000	75,627
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	367,000	345,821
5.213% 3/8/47	180,000	143,364
7.045% 6/20/36	71,000	73,050
Verizon Communications, Inc.:
1.5% 9/18/30	110,000	83,445
1.68% 10/30/30	92,000	69,948
2.1% 3/22/28	751,000	645,064
2.355% 3/15/32	1,607,000	1,226,074
2.55% 3/21/31	2,142,000	1,705,535
3% 3/22/27	163,000	149,552
3.55% 3/22/51	299,000	196,749
4.125% 3/16/27	192,000	182,602
4.272% 1/15/36	666,000	567,437
4.329% 9/21/28	419,000	393,706
4.4% 11/1/34	103,000	89,313
4.75% 11/1/41	27,000	23,271
5.012% 4/15/49	67,000	58,408
5.012% 8/21/54	344,000	285,820
		13,886,741
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	286,000	236,605
2.65% 1/13/31	435,000	360,189
2.75% 9/1/49	286,000	169,156
3.5% 5/13/40	187,000	140,063
3.6% 1/13/51	186,000	129,011
3.7% 10/15/25	192,000	185,367
3.8% 3/22/30	2,891,000	2,622,313
3.8% 5/13/60	187,000	128,891
4.7% 3/23/50	1,046,000	885,961
5.4% 10/1/43	106,000	98,864
6.15% 3/1/37	108,000	109,335
6.15% 2/15/41	288,000	289,980
		5,355,735
Interactive Media & Services - 0.0%
Alphabet, Inc.:
0.45% 8/15/25	204,000	186,852
1.1% 8/15/30	404,000	314,482
1.998% 8/15/26	63,000	57,967
2.05% 8/15/50	404,000	220,567
Baidu, Inc. 3.425% 4/7/30	334,000	286,549
		1,066,417
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	701,000	546,680
3.5% 6/1/41	924,000	584,318
3.7% 4/1/51	243,000	141,400
3.85% 4/1/61	2,000,000	1,117,734
3.9% 6/1/52	4,000,000	2,391,515
4.2% 3/15/28	302,000	277,187
4.4% 4/1/33	318,000	270,471
4.8% 3/1/50	6,000,000	4,195,596
4.908% 7/23/25	704,000	687,915
5.05% 3/30/29	167,000	156,104
5.125% 7/1/49	339,000	247,120
5.25% 4/1/53	318,000	237,706
5.375% 5/1/47	2,438,000	1,857,813
5.5% 4/1/63	318,000	235,240
5.75% 4/1/48	143,000	114,180
6.384% 10/23/35	369,000	343,813
6.484% 10/23/45	474,000	413,870
6.834% 10/23/55	3,000,000	2,650,950
Comcast Corp.:
1.5% 2/15/31	390,000	294,631
1.95% 1/15/31	70,000	54,729
2.35% 1/15/27	653,000	591,436
2.45% 8/15/52	390,000	211,497
2.65% 2/1/30	216,000	182,446
2.8% 1/15/51	224,000	131,114
3.15% 3/1/26	137,000	130,087
3.3% 2/1/27	327,000	305,320
3.375% 8/15/25	376,000	361,550
3.4% 4/1/30	200,000	176,414
3.45% 2/1/50	204,000	137,930
3.75% 4/1/40	160,000	123,943
3.969% 11/1/47	143,000	106,690
4% 3/1/48	329,000	246,592
4.15% 10/15/28	517,000	489,731
Discovery Communications LLC:
3.625% 5/15/30	765,000	647,526
4% 9/15/55	314,000	188,391
4.65% 5/15/50	1,508,000	1,065,300
5.2% 9/20/47	230,000	174,374
Fox Corp.:
4.03% 1/25/24	288,000	285,958
4.709% 1/25/29	515,000	487,230
5.476% 1/25/39	331,000	286,060
5.576% 1/25/49	406,000	340,088
Magallanes, Inc.:
3.638% 3/15/25	281,000	271,022
3.755% 3/15/27	853,000	787,505
4.054% 3/15/29	190,000	169,283
4.279% 3/15/32	4,437,000	3,766,208
5.05% 3/15/42	692,000	535,185
5.141% 3/15/52	7,416,000	5,510,388
Time Warner Cable LLC:
4.5% 9/15/42	418,000	289,598
5.5% 9/1/41	214,000	167,398
5.875% 11/15/40	188,000	155,768
6.55% 5/1/37	2,538,000	2,301,990
7.3% 7/1/38	585,000	563,542
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	140,000	127,074
3% 7/30/46	123,000	77,883
3.15% 9/17/25	260,000	248,776
4.125% 6/1/44	156,000	123,129
		38,583,398
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
2.9% 11/15/26	69,000	63,048
3.2% 3/15/27	594,000	543,306
3.625% 12/15/25	55,000	52,072
3.7% 11/15/49	167,000	107,380
3.8% 3/15/32	1,320,000	1,096,955
4.1% 10/1/23	132,000	132,000
5.45% 10/1/43	158,000	134,312
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	412,000	354,271
2.25% 11/15/31	5,000,000	3,810,160
3.3% 2/15/51	412,000	257,789
3.5% 4/15/25	241,000	232,543
3.75% 4/15/27	997,000	931,616
3.875% 4/15/30	1,339,000	1,186,315
Vodafone Group PLC:
5.125% 6/19/59	180,000	142,478
5.25% 5/30/48	655,000	559,388
		9,603,633
TOTAL COMMUNICATION SERVICES		68,495,924
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
American Honda Finance Corp. 3.55% 1/12/24	669,000	664,657
General Motors Co.:
5% 10/1/28	189,000	180,453
5.2% 4/1/45	117,000	90,969
5.95% 4/1/49	173,000	146,733
6.6% 4/1/36	160,000	155,488
6.75% 4/1/46	196,000	183,164
6.8% 10/1/27	364,000	371,467
General Motors Financial Co., Inc.:
3.85% 1/5/28	192,000	174,246
4% 1/15/25	169,000	164,137
4% 10/6/26	101,000	94,638
4.3% 7/13/25	340,000	328,199
4.35% 1/17/27	219,000	206,151
5.65% 1/17/29	587,000	569,271
5.85% 4/6/30	1,080,000	1,034,502
		4,364,075
Broadline Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	572,000	446,297
3.15% 2/9/51	589,000	332,514
Kohl's Corp.:
4.25% 7/17/25	100,000	92,745
10.75% 5/15/25	43,000	43,968
Macy's Retail Holdings LLC 4.3% 2/15/43	130,000	72,519
Nordstrom, Inc.:
4% 3/15/27	124,000	108,364
5% 1/15/44	55,000	32,456
		1,128,863
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	66,000	48,182
Duke University 2.832% 10/1/55	128,000	78,387
George Washington University:
4.126% 9/15/48	192,000	152,179
4.3% 9/15/44	55,000	44,105
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	127,000	117,489
4.3% 2/21/48	136,000	104,969
Massachusetts Institute of Technology:
2.989% 7/1/50	128,000	85,103
3.885% 7/1/2116	78,000	53,839
3.959% 7/1/38	130,000	112,243
Northwestern University:
3.662% 12/1/57	152,000	108,719
4.643% 12/1/44	92,000	82,436
President and Fellows of Harvard College:
3.3% 7/15/56	133,000	89,029
3.619% 10/1/37	27,000	22,267
Rice University 3.774% 5/15/55	50,000	37,844
Trustees of Princeton Univ. 5.7% 3/1/39	27,000	27,553
University Notre Dame du Lac 3.438% 2/15/45	91,000	67,192
University of Chicago 3% 10/1/52	173,000	114,145
University of Southern California:
2.945% 10/1/51	314,000	198,772
5.25% 10/1/2111	55,000	49,297
		1,593,750
Hotels, Restaurants & Leisure - 0.1%
Expedia, Inc. 3.25% 2/15/30	237,000	200,455
McDonald's Corp.:
3.3% 7/1/25	165,000	158,898
3.5% 7/1/27	475,000	444,866
3.6% 7/1/30	448,000	399,954
3.7% 1/30/26	463,000	445,259
Metropolitan Museum of Art 3.4% 7/1/45	82,000	58,126
Starbucks Corp. 3.85% 10/1/23	51,000	51,000
		1,758,558
Household Durables - 0.0%
Lennar Corp. 4.75% 11/29/27	217,000	209,045
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	552,000	532,628
Specialty Retail - 0.2%
AutoNation, Inc.:
3.85% 3/1/32	2,004,000	1,628,848
4.75% 6/1/30	96,000	86,496
AutoZone, Inc.:
3.25% 4/15/25	110,000	105,871
3.625% 4/15/25	461,000	445,759
3.75% 6/1/27	159,000	149,822
4% 4/15/30	996,000	897,324
Lowe's Companies, Inc.:
1.3% 4/15/28	220,000	183,338
1.7% 10/15/30	334,000	256,115
3.35% 4/1/27	85,000	79,135
3.65% 4/5/29	294,000	266,807
3.7% 4/15/46	96,000	66,554
3.75% 4/1/32	899,000	778,445
4.05% 5/3/47	315,000	232,594
4.45% 4/1/62	1,098,000	801,690
4.5% 4/15/30	811,000	756,751
O'Reilly Automotive, Inc. 4.2% 4/1/30	148,000	134,994
		6,870,543
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	171,000	163,565
2.85% 3/27/30	165,000	142,926
3.25% 3/27/40	334,000	252,954
3.375% 11/1/46	123,000	88,340
3.375% 3/27/50	165,000	117,731
Tapestry, Inc. 3.05% 3/15/32	80,000	58,606
		824,122
TOTAL CONSUMER DISCRETIONARY		17,281,584
CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	10,000,000	8,715,440
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	158,000	135,267
4.7% 2/1/36	1,297,000	1,188,748
4.9% 2/1/46	1,943,000	1,693,410
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	465,000	413,714
4.439% 10/6/48	203,000	167,154
4.6% 4/15/48	514,000	434,437
8.2% 1/15/39	77,000	94,128
Constellation Brands, Inc.:
3.5% 5/9/27	274,000	254,313
3.7% 12/6/26	207,000	195,424
5.25% 11/15/48	199,000	176,380
Diageo Capital PLC:
1.375% 9/29/25	380,000	351,221
2% 4/29/30	407,000	330,179
2.125% 4/29/32	367,000	283,657
Dr. Pepper Snapple Group, Inc. 3.8% 5/1/50	87,000	61,808
Molson Coors Beverage Co.:
3% 7/15/26	1,419,000	1,318,760
4.2% 7/15/46	363,000	272,995
5% 5/1/42	1,644,000	1,418,023
The Coca-Cola Co.:
1.375% 3/15/31	334,000	254,967
1.45% 6/1/27	230,000	203,191
1.65% 6/1/30	230,000	184,310
2.5% 6/1/40	230,000	156,528
2.5% 3/15/51	167,000	99,372
2.6% 6/1/50	230,000	140,627
2.75% 6/1/60	230,000	138,237
3.375% 3/25/27	713,000	675,269
3.45% 3/25/30	436,000	394,642
		19,752,201
Consumer Staples Distribution & Retail - 0.0%
Dollar Tree, Inc. 4% 5/15/25	219,000	211,971
Sysco Corp.:
3.3% 7/15/26	90,000	84,488
3.75% 10/1/25	156,000	149,912
6.6% 4/1/40	270,000	275,907
		722,278
Food Products - 0.4%
Campbell Soup Co. 4.8% 3/15/48	384,000	310,784
General Mills, Inc.:
2.875% 4/15/30	289,000	244,241
3% 2/1/51	168,000	104,010
4.2% 4/17/28	472,000	444,976
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	1,107,000	977,835
3% 5/15/32	991,000	747,592
3.625% 1/15/32	381,000	303,356
5.125% 2/1/28	1,205,000	1,146,681
5.5% 1/15/30	159,000	148,432
5.75% 4/1/33	2,485,000	2,272,690
JBS U.S.A. Lux. SA / JBS U.S.A. Food 6.75% 3/15/34 (b)	6,000,000	5,837,940
		12,538,537
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	579,000	493,789
3.1% 3/26/30	116,000	101,947
3.2% 7/30/46	69,000	46,562
3.95% 11/1/28	234,000	222,529
Procter & Gamble Co.:
1% 4/23/26	315,000	284,914
1.95% 4/23/31	500,000	405,404
2.85% 8/11/27	123,000	113,851
3% 3/25/30	272,000	241,628
		1,910,624
Tobacco - 0.3%
Altria Group, Inc.:
3.8% 2/14/24	127,000	125,950
3.875% 9/16/46	274,000	179,747
4.25% 8/9/42	963,000	697,086
4.5% 5/2/43	466,000	346,388
4.8% 2/14/29	491,000	466,984
5.375% 1/31/44	422,000	378,265
5.8% 2/14/39	256,000	237,336
5.95% 2/14/49	452,000	405,919
BAT Capital Corp.:
3.222% 8/15/24	164,000	159,914
3.557% 8/15/27	153,000	139,979
4.39% 8/15/37	298,000	228,032
4.54% 8/15/47	459,000	315,949
4.758% 9/6/49	334,000	234,893
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	1,945,000	1,873,520
6.125% 7/27/27 (b)	1,309,000	1,305,385
Philip Morris International, Inc.:
2.75% 2/25/26	103,000	96,613
3.6% 11/15/23	101,000	100,732
3.875% 8/21/42	132,000	97,453
4.125% 3/4/43	274,000	206,520
4.875% 11/15/43	165,000	137,461
6.375% 5/16/38	40,000	40,746
Reynolds American, Inc.:
4.45% 6/12/25	303,000	294,498
5.7% 8/15/35	153,000	136,888
5.85% 8/15/45	116,000	96,086
6.15% 9/15/43	502,000	443,356
7.25% 6/15/37	570,000	576,130
		9,321,830
TOTAL CONSUMER STAPLES		44,245,470
ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	659,000	492,550
5.125% 9/15/40	55,000	49,623
Halliburton Co.:
2.92% 3/1/30	264,000	224,842
3.8% 11/15/25	14,000	13,536
4.85% 11/15/35	270,000	242,810
5% 11/15/45	207,000	175,471
7.45% 9/15/39	41,000	45,450
		1,244,282
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp. 5.1% 9/1/40	82,000	65,139
Boardwalk Pipelines LP 4.95% 12/15/24	130,000	128,089
Canadian Natural Resources Ltd.:
3.8% 4/15/24	852,000	840,981
3.9% 2/1/25	51,000	49,512
4.95% 6/1/47	175,000	144,421
5.85% 2/1/35	644,000	604,272
6.25% 3/15/38	188,000	182,126
Cenovus Energy, Inc.:
2.65% 1/15/32	196,000	152,297
5.4% 6/15/47	154,000	132,269
6.75% 11/15/39	8,000	7,981
Columbia Pipeline Group, Inc. 4.5% 6/1/25	259,000	251,958
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	432,000	426,439
6.036% 11/15/33 (b)	1,163,000	1,135,210
6.497% 8/15/43 (b)	348,000	338,984
6.544% 11/15/53 (b)	626,000	611,994
6.714% 8/15/63 (b)	375,000	366,125
ConocoPhillips Co.:
5.95% 3/15/46	165,000	162,134
6.5% 2/1/39	206,000	220,584
DCP Midstream Operating LP:
5.125% 5/15/29	1,257,000	1,197,503
5.6% 4/1/44	154,000	135,899
6.45% 11/3/36 (b)	311,000	305,791
6.75% 9/15/37 (b)	1,205,000	1,224,162
Devon Energy Corp.:
5% 6/15/45	456,000	367,261
5.6% 7/15/41	79,000	69,889
Enbridge, Inc.:
3.5% 6/10/24	77,000	75,679
4% 10/1/23	353,000	353,000
4.25% 12/1/26	223,000	212,748
5.5% 12/1/46	397,000	347,211
Energy Transfer LP:
3.75% 5/15/30	750,000	653,320
3.9% 5/15/24 (c)	166,000	163,785
3.9% 7/15/26	206,000	194,965
4.5% 4/15/24	158,000	156,646
4.95% 6/15/28	767,000	734,033
5% 5/15/50	3,892,000	3,053,069
5.15% 3/15/45	219,000	176,452
5.25% 4/15/29	258,000	247,379
5.3% 4/1/44	159,000	129,402
5.4% 10/1/47	420,000	346,394
5.8% 6/15/38	523,000	477,383
6% 6/15/48	923,000	819,195
6.125% 12/15/45	120,000	106,740
6.25% 4/15/49	257,000	235,803
Enterprise Products Operating LP:
3.3% 2/15/53	104,000	67,674
3.7% 2/15/26	652,000	624,674
3.95% 2/15/27	710,000	675,046
4.2% 1/31/50	163,000	125,739
4.25% 2/15/48	547,000	428,224
4.8% 2/1/49	201,000	170,258
4.85% 8/15/42	69,000	59,525
4.85% 3/15/44	137,000	117,637
4.9% 5/15/46	117,000	99,632
5.7% 2/15/42	55,000	52,613
7.55% 4/15/38	55,000	61,097
EOG Resources, Inc. 4.15% 1/15/26	154,000	149,538
Equinor ASA:
2.375% 5/22/30	316,000	265,329
3.125% 4/6/30	274,000	242,497
3.625% 9/10/28	331,000	308,729
3.7% 3/1/24	100,000	99,162
3.7% 4/6/50	438,000	319,764
5.1% 8/17/40	55,000	51,538
Exxon Mobil Corp.:
3.043% 3/1/26	228,000	216,210
3.452% 4/15/51	114,000	79,763
3.567% 3/6/45	182,000	134,400
Hess Corp.:
3.5% 7/15/24	104,000	101,992
4.3% 4/1/27	614,000	583,225
5.6% 2/15/41	2,043,000	1,844,767
5.8% 4/1/47	117,000	106,691
7.125% 3/15/33	126,000	133,052
7.3% 8/15/31	168,000	177,951
7.875% 10/1/29	551,000	597,455
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	411,000	404,316
4.7% 11/1/42	104,000	80,686
5% 3/1/43	27,000	21,852
5.5% 3/1/44	192,000	163,350
5.625% 9/1/41	27,000	23,328
6.55% 9/15/40	140,000	134,086
Kinder Morgan, Inc.:
4.3% 3/1/28	273,000	256,934
5.2% 3/1/48	241,000	197,162
5.3% 12/1/34	234,000	214,363
5.55% 6/1/45	573,000	492,412
Magellan Midstream Partners LP:
4.25% 9/15/46	151,000	106,817
5% 3/1/26	82,000	80,481
Marathon Oil Corp. 5.2% 6/1/45	137,000	107,730
Marathon Petroleum Corp.:
4.5% 4/1/48	160,000	118,598
4.7% 5/1/25	601,000	588,609
6.5% 3/1/41	27,000	26,709
MPLX LP:
4.125% 3/1/27	259,000	245,032
4.7% 4/15/48	535,000	405,529
4.8% 2/15/29	393,000	372,864
4.875% 12/1/24	344,000	339,124
4.95% 9/1/32	2,488,000	2,265,850
5.2% 3/1/47	168,000	137,190
5.5% 2/15/49	662,000	560,297
Occidental Petroleum Corp.:
6.2% 3/15/40	214,000	203,986
6.45% 9/15/36	578,000	567,558
6.6% 3/15/46	717,000	704,510
7.5% 5/1/31	964,000	1,023,038
ONEOK, Inc.:
4.45% 9/1/49	160,000	115,075
4.95% 7/13/47	160,000	126,405
5.2% 7/15/48	83,000	67,937
Ovintiv, Inc. 6.5% 2/1/38	244,000	233,033
Petroleos Mexicanos:
4.5% 1/23/26	668,000	594,206
5.95% 1/28/31	457,000	325,384
6.35% 2/12/48	1,658,000	946,536
6.49% 1/23/27	481,000	424,483
6.5% 3/13/27	607,000	532,287
6.5% 1/23/29	698,000	564,745
6.7% 2/16/32	634,000	469,477
6.75% 9/21/47	1,520,000	890,150
6.84% 1/23/30	2,319,000	1,806,791
6.95% 1/28/60	989,000	582,645
7.69% 1/23/50	2,036,000	1,301,289
8.75% 6/2/29	15,000,000	13,231,350
Phillips 66 Co.:
3.85% 4/9/25	77,000	74,892
4.875% 11/15/44	27,000	23,145
5.875% 5/1/42	260,000	253,293
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	166,000	142,698
3.6% 11/1/24	371,000	360,936
4.65% 10/15/25	336,000	326,235
4.9% 2/15/45	52,000	39,489
6.65% 1/15/37	77,000	75,407
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,002,000	918,895
Shell International Finance BV 3.5% 11/13/23	192,000	191,531
Spectra Energy Partners LP:
3.375% 10/15/26	447,000	415,819
4.75% 3/15/24	132,000	131,178
Suncor Energy, Inc.:
4% 11/15/47	137,000	96,551
6.8% 5/15/38	232,000	234,897
6.85% 6/1/39	55,000	55,444
The Williams Companies, Inc.:
3.5% 11/15/30	1,068,000	920,859
3.75% 6/15/27	640,000	595,059
3.9% 1/15/25	250,000	243,282
4.3% 3/4/24	684,000	678,820
4.5% 11/15/23	220,000	219,450
4.55% 6/24/24	1,831,000	1,811,164
4.65% 8/15/32	2,571,000	2,338,758
4.85% 3/1/48	231,000	184,550
5.3% 8/15/52	581,000	493,795
5.75% 6/24/44	52,000	47,142
Total Capital International SA:
3.127% 5/29/50	98,000	63,873
3.455% 2/19/29	585,000	535,007
3.461% 7/12/49	179,000	124,404
3.75% 4/10/24	55,000	54,391
TransCanada PipeLines Ltd.:
4.75% 5/15/38	288,000	240,429
4.875% 1/15/26	137,000	134,197
4.875% 5/15/48	135,000	108,756
5.1% 3/15/49	96,000	79,770
6.1% 6/1/40	184,000	177,660
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	288,000	247,018
4.45% 8/1/42	212,000	166,862
4.6% 3/15/48	110,000	87,133
Valero Energy Corp. 6.625% 6/15/37	149,000	152,744
Western Gas Partners LP:
3.95% 6/1/25	109,000	104,610
4.5% 3/1/28	251,000	233,569
4.65% 7/1/26	1,137,000	1,092,130
4.75% 8/15/28	145,000	135,612
		72,164,064
TOTAL ENERGY		73,408,346
FINANCIALS - 13.4%
Banks - 6.7%
Banco Santander SA:
1.849% 3/25/26	400,000	359,730
2.958% 3/25/31	400,000	318,092
3.225% 11/22/32 (c)	200,000	151,364
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (c)(d)	1,351,000	1,275,663
1.658% 3/11/27 (c)	532,000	477,307
1.734% 7/22/27 (c)	690,000	611,450
2.015% 2/13/26 (c)	692,000	651,125
2.087% 6/14/29 (c)	157,000	131,430
2.299% 7/21/32 (c)	2,174,000	1,647,305
2.651% 3/11/32 (c)	506,000	398,205
2.676% 6/19/41 (c)	340,000	217,729
2.687% 4/22/32 (c)	246,000	193,342
2.831% 10/24/51 (c)	276,000	162,230
2.972% 7/21/52 (c)	268,000	161,694
3.194% 7/23/30 (c)	1,318,000	1,126,591
3.248% 10/21/27	103,000	94,063
3.366% 1/23/26 (c)	724,000	696,010
3.419% 12/20/28 (c)	3,213,000	2,882,217
3.5% 4/19/26	631,000	595,733
3.593% 7/21/28 (c)	304,000	277,617
3.705% 4/24/28 (c)	241,000	221,959
3.846% 3/8/37 (c)	197,000	160,231
3.95% 4/21/25	518,000	500,186
3.97% 3/5/29 (c)	601,000	550,531
3.974% 2/7/30 (c)	388,000	348,462
4% 1/22/25	165,000	160,566
4.083% 3/20/51 (c)	173,000	127,940
4.183% 11/25/27	425,000	395,080
4.2% 8/26/24	2,742,000	2,693,991
4.25% 10/22/26	645,000	612,725
4.271% 7/23/29 (c)	494,000	455,292
4.33% 3/15/50 (c)	359,000	278,207
4.443% 1/20/48 (c)	418,000	333,735
4.45% 3/3/26	547,000	526,832
4.571% 4/27/33 (c)	10,000,000	8,878,332
5% 1/21/44	147,000	129,349
5.015% 7/22/33 (c)	14,951,000	13,755,595
5.875% 2/7/42	90,000	88,232
6.11% 1/29/37	194,000	191,311
7.75% 5/14/38	114,000	127,591
Bank of Montreal:
3.3% 2/5/24	444,000	439,802
3.803% 12/15/32 (c)	320,000	279,514
Barclays PLC:
2.279% 11/24/27 (c)	500,000	440,533
2.894% 11/24/32 (c)	520,000	391,307
3.932% 5/7/25 (c)	435,000	428,354
4.836% 5/9/28	263,000	240,095
4.95% 1/10/47	443,000	356,589
5.088% 6/20/30 (c)	923,000	824,874
5.2% 5/12/26	781,000	752,407
5.829% 5/9/27 (c)	4,830,000	4,743,445
6.224% 5/9/34 (c)	2,572,000	2,436,428
BB&T Corp. 3.75% 12/6/23	482,000	479,575
BNP Paribas SA 2.219% 6/9/26 (b)(c)	947,000	883,752
Canadian Imperial Bank of Commerce 3.6% 4/7/32	398,000	338,685
Citigroup, Inc.:
1.122% 1/28/27 (c)	487,000	433,975
2.561% 5/1/32 (c)	414,000	320,476
3.106% 4/8/26 (c)	854,000	814,985
3.352% 4/24/25 (c)	623,000	611,888
3.52% 10/27/28 (c)	632,000	571,743
3.668% 7/24/28 (c)	1,119,000	1,026,474
3.7% 1/12/26	305,000	290,180
3.875% 3/26/25	1,193,000	1,152,477
3.887% 1/10/28 (c)	123,000	114,659
3.98% 3/20/30 (c)	976,000	876,530
4.125% 7/25/28	423,000	384,849
4.3% 11/20/26	218,000	206,689
4.4% 6/10/25	110,000	106,737
4.412% 3/31/31 (c)	1,601,000	1,440,207
4.45% 9/29/27	3,118,000	2,927,329
4.6% 3/9/26	441,000	425,747
4.65% 7/23/48	389,000	314,858
4.75% 5/18/46	216,000	169,015
4.91% 5/24/33 (c)	11,248,000	10,234,629
5.3% 5/6/44	55,000	46,986
5.5% 9/13/25	831,000	820,969
5.875% 1/30/42	149,000	143,124
6.27% 11/17/33 (c)	5,000,000	4,985,217
8.125% 7/15/39	219,000	257,499
Citizens Financial Group, Inc. 2.638% 9/30/32	662,000	461,924
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	328,000	275,758
Export-Import Bank of Korea:
0.625% 2/9/26	719,000	641,570
2.875% 1/21/25	208,000	200,715
Fifth Third Bancorp:
2.55% 5/5/27	407,000	357,653
8.25% 3/1/38	57,000	60,756
HSBC Holdings PLC:
2.013% 9/22/28 (c)	1,336,000	1,133,962
2.099% 6/4/26 (c)	500,000	466,034
3.803% 3/11/25 (c)	891,000	880,013
3.9% 5/25/26	302,000	285,740
4.25% 3/14/24	276,000	273,592
4.292% 9/12/26 (c)	1,276,000	1,225,954
4.375% 11/23/26	787,000	746,820
4.95% 3/31/30	398,000	371,911
6.5% 9/15/37	288,000	270,358
6.8% 6/1/38	167,000	164,944
HSBC U.S.A., Inc. 3.5% 6/23/24	192,000	188,359
ING Groep NV:
1.726% 4/1/27 (c)	253,000	226,357
2.727% 4/1/32 (c)	256,000	201,109
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	545,000	532,283
5.71% 1/15/26 (b)	1,614,000	1,541,147
Japan Bank International Cooperation:
1.25% 1/21/31	1,072,000	819,417
2.375% 4/20/26	358,000	333,051
2.875% 6/1/27	208,000	192,213
3.25% 7/20/28	246,000	226,803
3.375% 10/31/23	890,000	888,372
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	1,241,000	1,182,033
1.47% 9/22/27 (c)	821,000	719,267
1.953% 2/4/32 (c)	440,000	333,684
2.083% 4/22/26 (c)	1,010,000	947,991
2.522% 4/22/31 (c)	329,000	266,680
2.545% 11/8/32 (c)	642,000	496,840
2.95% 10/1/26	692,000	640,727
2.956% 5/13/31 (c)	884,000	726,316
3.109% 4/22/51 (c)	409,000	253,940
3.22% 3/1/25 (c)	478,000	471,730
3.3% 4/1/26	247,000	233,204
3.509% 1/23/29 (c)	867,000	786,418
3.54% 5/1/28 (c)	466,000	428,484
3.875% 9/10/24	6,391,000	6,259,652
3.882% 7/24/38 (c)	123,000	98,210
3.9% 7/15/25	592,000	573,261
3.96% 1/29/27 (c)	334,000	319,251
3.964% 11/15/48 (c)	258,000	188,243
4.005% 4/23/29 (c)	563,000	518,845
4.125% 12/15/26	1,929,000	1,833,397
4.203% 7/23/29 (c)	1,198,000	1,110,256
4.323% 4/26/28 (c)	326,000	309,309
4.452% 12/5/29 (c)	335,000	312,709
4.493% 3/24/31 (c)	1,607,000	1,471,403
4.586% 4/26/33 (c)	8,275,000	7,459,460
4.85% 2/1/44	137,000	119,329
4.912% 7/25/33 (c)	15,028,000	13,826,508
4.95% 6/1/45	262,000	223,986
5.5% 10/15/40	156,000	147,378
5.6% 7/15/41	41,000	39,012
5.625% 8/16/43	137,000	128,839
5.717% 9/14/33 (c)	2,300,000	2,210,946
Korea Development Bank:
0.4% 6/19/24	300,000	288,756
1.625% 1/19/31	367,000	282,963
Lloyds Banking Group PLC:
4.344% 1/9/48	411,000	281,858
4.582% 12/10/25	320,000	306,027
4.65% 3/24/26	236,000	225,969
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	309,000	273,690
2.309% 7/20/32 (c)	300,000	229,875
2.801% 7/18/24	224,000	218,506
3.195% 7/18/29	390,000	338,751
3.751% 7/18/39	217,000	169,472
3.961% 3/2/28	603,000	565,699
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	317,000	280,295
2.226% 5/25/26 (c)	374,000	349,552
2.26% 7/9/32 (c)	314,000	235,928
2.591% 5/25/31 (c)	454,000	362,344
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	234,000	218,859
3.073% 5/22/28 (c)	584,000	520,909
3.754% 11/1/29 (c)	354,000	337,058
4.8% 4/5/26	358,000	345,790
Oesterreichische Kontrollbank AG 0.375% 9/17/25	299,000	272,432
PNC Financial Services Group, Inc.:
1.15% 8/13/26	345,000	304,158
2.2% 11/1/24	185,000	177,531
2.6% 7/23/26	667,000	615,586
3.5% 1/23/24	479,000	475,329
3.9% 4/29/24	155,000	153,060
4.626% 6/6/33 (c)	15,000,000	12,940,008
Rabobank Nederland:
3.75% 7/21/26	528,000	491,648
4.375% 8/4/25	936,000	903,231
5.25% 5/24/41	82,000	78,452
Royal Bank of Canada:
1.2% 4/27/26	308,000	274,693
2.05% 1/21/27	567,000	507,620
4.65% 1/27/26	356,000	346,384
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	717,000	622,555
Santander UK Group Holdings PLC 2.469% 1/11/28 (c)	334,000	290,683
Societe Generale:
1.038% 6/18/25 (b)(c)	1,987,000	1,904,202
1.488% 12/14/26 (b)(c)	1,222,000	1,090,960
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/23	430,000	429,691
Truist Financial Corp. 1.267% 3/2/27 (c)	899,000	796,551
U.S. Bancorp:
1.375% 7/22/30	334,000	243,525
3% 7/30/29	297,000	248,820
3.1% 4/27/26	247,000	229,527
Wells Fargo & Co.:
2.164% 2/11/26 (c)	1,018,000	960,969
2.188% 4/30/26 (c)	806,000	756,780
2.406% 10/30/25 (c)	1,970,000	1,887,862
2.572% 2/11/31 (c)	644,000	520,556
3% 10/23/26	557,000	511,545
3.068% 4/30/41 (c)	487,000	327,193
3.35% 3/2/33 (c)	157,000	126,910
3.526% 3/24/28 (c)	1,167,000	1,071,742
3.584% 5/22/28 (c)	287,000	262,746
3.9% 5/1/45	130,000	94,557
4.1% 6/3/26	88,000	83,585
4.4% 6/14/46	196,000	145,052
4.478% 4/4/31 (c)	1,796,000	1,629,416
4.75% 12/7/46	439,000	342,637
4.897% 7/25/33 (c)	13,435,000	12,158,678
4.9% 11/17/45	265,000	212,557
5.013% 4/4/51 (c)	2,815,000	2,365,255
5.375% 11/2/43	184,000	159,527
5.606% 1/15/44	312,000	276,669
Westpac Banking Corp.:
1.953% 11/20/28	200,000	169,234
2.85% 5/13/26	130,000	121,944
3.3% 2/26/24	891,000	881,471
4.11% 7/24/34 (c)	800,000	690,884
4.421% 7/24/39	160,000	121,808
		197,390,293
Capital Markets - 3.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25	826,000	784,628
Ares Capital Corp.:
2.15% 7/15/26	705,000	618,538
3.25% 7/15/25	173,000	162,052
3.875% 1/15/26	1,565,000	1,464,393
Bank of New York Mellon Corp.:
1.8% 7/28/31	574,000	435,562
2.8% 5/4/26	154,000	143,873
BlackRock, Inc. 3.5% 3/18/24	80,000	79,166
Brookfield Finance, Inc. 2.724% 4/15/31	690,000	547,944
Credit Suisse AG 3.625% 9/9/24	272,000	264,723
Deutsche Bank AG:
4.1% 1/13/26	330,000	314,390
4.5% 4/1/25	1,502,000	1,445,001
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	171,000	148,904
3.7% 5/30/24	269,000	263,515
4.1% 1/13/26	598,000	566,913
6.72% 1/18/29 (c)	1,810,000	1,799,242
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	471,000	436,485
1.093% 12/9/26 (c)	1,144,000	1,023,577
2.383% 7/21/32 (c)	1,960,000	1,492,714
2.6% 2/7/30	334,000	273,546
2.615% 4/22/32 (c)	848,000	662,353
2.65% 10/21/32 (c)	434,000	334,991
3.102% 2/24/33 (c)	16,994,000	13,590,217
3.272% 9/29/25 (c)	167,000	161,822
3.436% 2/24/43 (c)	137,000	94,487
3.5% 1/23/25	1,432,000	1,384,883
3.691% 6/5/28 (c)	5,717,000	5,268,742
3.8% 3/15/30	1,945,000	1,716,284
3.85% 1/26/27	829,000	777,523
4.25% 10/21/25	422,000	406,667
4.411% 4/23/39 (c)	130,000	106,999
4.75% 10/21/45	433,000	364,380
5.95% 1/15/27	411,000	409,572
6.75% 10/1/37	843,000	853,662
Intercontinental Exchange, Inc.:
1.85% 9/15/32	310,000	226,670
2.65% 9/15/40	310,000	201,171
3.75% 12/1/25	158,000	151,744
3.75% 9/21/28	256,000	236,849
4.25% 9/21/48	290,000	228,902
Jefferies Financial Group, Inc.:
2.625% 10/15/31	67,000	50,914
4.15% 1/23/30	387,000	341,843
Moody's Corp.:
3.25% 1/15/28	737,000	675,736
3.75% 3/24/25	637,000	618,429
4.875% 12/17/48	284,000	242,804
Morgan Stanley:
1.164% 10/21/25 (c)	390,000	368,148
1.512% 7/20/27 (c)	270,000	238,570
1.593% 5/4/27 (c)	393,000	349,802
2.188% 4/28/26 (c)	672,000	631,272
2.239% 7/21/32 (c)	255,000	192,190
2.511% 10/20/32 (c)	137,000	104,772
2.72% 7/22/25 (c)	520,000	504,650
3.125% 7/27/26	2,912,000	2,704,652
3.217% 4/22/42 (c)	498,000	343,120
3.591% 7/22/28 (c)	984,000	897,782
3.622% 4/1/31 (c)	1,260,000	1,085,457
3.625% 1/20/27	1,381,000	1,289,212
3.772% 1/24/29 (c)	337,000	307,295
3.875% 1/27/26	144,000	137,672
3.95% 4/23/27	937,000	870,309
3.971% 7/22/38 (c)	171,000	135,635
4.3% 1/27/45	55,000	43,456
4.375% 1/22/47	304,000	240,456
4.431% 1/23/30 (c)	552,000	510,680
4.457% 4/22/39 (c)	207,000	172,846
4.889% 7/20/33 (c)	10,161,000	9,232,546
5% 11/24/25	1,838,000	1,801,489
5.597% 3/24/51 (c)	355,000	332,594
6.342% 10/18/33 (c)	15,700,000	15,789,477
6.375% 7/24/42	80,000	82,797
7.25% 4/1/32	27,000	29,579
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	628,000	606,266
S&P Global, Inc.:
2.9% 3/1/32	1,181,000	971,987
2.95% 1/22/27	167,000	154,671
State Street Corp.:
1.684% 11/18/27 (c)	548,000	485,472
2.65% 5/19/26	207,000	193,208
UBS Group AG:
1.494% 8/10/27 (b)(c)	732,000	638,933
2.593% 9/11/25 (b)(c)	1,329,000	1,279,135
3.75% 3/26/25	585,000	562,659
3.869% 1/12/29 (b)(c)	505,000	457,421
4.125% 9/24/25 (b)	661,000	633,533
4.194% 4/1/31 (b)(c)	1,208,000	1,054,879
4.55% 4/17/26	323,000	310,227
4.875% 5/15/45	310,000	254,457
6.537% 8/12/33 (b)(c)	7,000,000	6,918,193
		94,290,309
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,018,000	1,919,604
2.45% 10/29/26	878,000	786,421
2.875% 8/14/24	1,146,000	1,113,099
3% 10/29/28	730,000	625,959
3.3% 1/30/32	567,000	450,715
3.4% 10/29/33	204,000	157,798
3.5% 1/15/25	1,042,000	1,005,170
3.85% 10/29/41	204,000	144,721
3.875% 1/23/28	430,000	389,966
4.45% 10/1/25	270,000	259,898
4.45% 4/3/26	393,000	377,298
4.875% 1/16/24	864,000	860,538
5.75% 6/6/28	4,500,000	4,396,364
6.5% 7/15/25	455,000	455,525
Ally Financial, Inc.:
1.45% 10/2/23	277,000	277,000
2.2% 11/2/28	330,000	260,740
5.125% 9/30/24	268,000	263,841
5.8% 5/1/25	1,168,000	1,147,456
6.7% 2/14/33	6,000,000	5,208,542
7.1% 11/15/27	2,990,000	2,989,621
8% 11/1/31	5,339,000	5,390,440
Capital One Financial Corp.:
2.636% 3/3/26 (c)	612,000	577,586
3.273% 3/1/30 (c)	783,000	654,979
3.3% 10/30/24	398,000	385,312
3.65% 5/11/27	1,693,000	1,547,736
3.75% 7/28/26	267,000	247,554
3.75% 3/9/27	970,000	887,835
3.8% 1/31/28	1,242,000	1,120,178
3.9% 1/29/24	468,000	464,427
4.985% 7/24/26 (c)	2,477,000	2,403,317
5.247% 7/26/30 (c)	3,190,000	2,957,181
5.268% 5/10/33 (c)	8,000,000	7,075,888
5.468% 2/1/29 (c)	2,078,000	1,978,050
5.817% 2/1/34 (c)	2,860,000	2,577,430
Discover Financial Services:
3.95% 11/6/24	358,000	348,147
4.1% 2/9/27	358,000	327,109
4.5% 1/30/26	1,105,000	1,056,786
6.7% 11/29/32	644,000	622,510
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,211,000	2,140,491
5.584% 3/18/24	784,000	779,040
GE Capital International Funding Co. 3.373% 11/15/25	790,000	751,463
Synchrony Financial:
3.7% 8/4/26	129,000	116,459
3.95% 12/1/27	965,000	848,216
4.25% 8/15/24	840,000	820,346
4.375% 3/19/24	996,000	983,798
5.15% 3/19/29	1,802,000	1,613,955
		61,766,509
Financial Services - 0.8%
AIG Global Funding 5.9% 9/19/28 (b)	1,806,000	1,799,774
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	547,000	431,997
Blackstone Private Credit Fund:
2.7% 1/15/25	437,000	413,903
4.7% 3/24/25	2,482,000	2,407,813
7.05% 9/29/25	3,077,000	3,081,722
Brixmor Operating Partnership LP:
3.9% 3/15/27	155,000	142,769
4.05% 7/1/30	804,000	701,895
4.125% 6/15/26	791,000	744,905
4.125% 5/15/29	819,000	729,496
Corebridge Financial, Inc.:
3.5% 4/4/25	254,000	243,693
3.65% 4/5/27	4,362,000	4,038,021
3.85% 4/5/29	355,000	318,891
3.9% 4/5/32	423,000	355,953
4.35% 4/5/42	96,000	72,589
4.4% 4/5/52	285,000	208,499
Equitable Holdings, Inc. 4.35% 4/20/28	759,000	706,631
Jackson Financial, Inc.:
3.125% 11/23/31	304,000	232,992
5.17% 6/8/27	1,172,000	1,129,741
5.67% 6/8/32	1,260,000	1,178,639
Japan International Cooperation Agency 1.75% 4/28/31	274,000	214,979
KfW:
0.25% 10/19/23	404,000	402,934
0.375% 7/18/25	472,000	433,256
0.625% 1/22/26	1,471,000	1,330,323
2% 5/2/25	105,000	99,736
2.5% 11/20/24	286,000	276,381
2.625% 2/28/24	559,000	552,418
2.875% 4/3/28	421,000	388,797
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	233,000	213,433
2.5% 11/15/27	242,000	221,844
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	766,000	762,184
Pine Street Trust I 4.572% 2/15/29 (b)	717,000	645,179
Pine Street Trust II 5.568% 2/15/49 (b)	716,000	588,929
The Western Union Co. 2.85% 1/10/25	300,000	286,909
Voya Financial, Inc.:
3.65% 6/15/26	433,000	407,860
5.7% 7/15/43	103,000	90,222
		25,855,307
Insurance - 0.6%
AFLAC, Inc.:
3.6% 4/1/30	167,000	147,897
4% 10/15/46	104,000	74,920
AIA Group Ltd.:
3.2% 9/16/40 (b)	438,000	294,856
3.375% 4/7/30 (b)	924,000	808,985
American International Group, Inc.:
2.5% 6/30/25	996,000	939,557
3.875% 1/15/35	74,000	61,261
3.9% 4/1/26	51,000	48,827
4.2% 4/1/28	509,000	477,989
4.375% 6/30/50	157,000	121,678
4.5% 7/16/44	243,000	193,699
4.7% 7/10/35	159,000	132,512
4.75% 4/1/48	269,000	221,189
Aon PLC:
3.5% 6/14/24	223,000	218,891
4% 11/27/23	82,000	81,643
4.6% 6/14/44	44,000	35,484
4.75% 5/15/45	161,000	133,014
Athene Holding Ltd. 3.5% 1/15/31	187,000	152,341
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	484,000	292,020
3.967% 11/15/46	69,000	52,196
Brighthouse Financial, Inc. 4.7% 6/22/47	260,000	180,577
Brown & Brown, Inc. 4.2% 3/17/32	217,000	187,739
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	177,000	159,104
Five Corners Funding Trust II 2.85% 5/15/30 (b)	1,385,000	1,154,822
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	195,000	167,268
3.6% 8/19/49	233,000	159,308
4.4% 3/15/48	266,000	206,775
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	514,000	484,849
Lincoln National Corp.:
3.625% 12/12/26	165,000	153,289
4.35% 3/1/48	83,000	57,610
4.375% 6/15/50	167,000	114,411
Manulife Financial Corp. 4.15% 3/4/26	334,000	322,563
Markel Group, Inc. 3.35% 9/17/29	167,000	146,924
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	52,000	51,157
3.875% 3/15/24	260,000	257,532
4.05% 10/15/23	186,000	185,850
4.2% 3/1/48	134,000	103,515
4.35% 1/30/47	77,000	61,422
4.375% 3/15/29	711,000	674,312
4.9% 3/15/49	255,000	220,946
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	730,000	444,317
MetLife, Inc.:
3.6% 11/13/25	334,000	321,233
4.125% 8/13/42	171,000	133,888
4.6% 5/13/46	55,000	45,488
4.721% 12/15/44 (c)	137,000	113,250
5.375% 7/15/33	1,754,000	1,686,155
Pacific LifeCorp 5.125% 1/30/43 (b)	660,000	575,306
Principal Financial Group, Inc. 4.3% 11/15/46	219,000	162,992
Progressive Corp.:
2.45% 1/15/27	130,000	118,511
2.5% 3/15/27	254,000	230,636
3% 3/15/32	478,000	400,443
4.2% 3/15/48	152,000	119,910
Prudential Financial, Inc.:
3.878% 3/27/28	114,000	107,123
3.905% 12/7/47	15,000	10,872
3.935% 12/7/49	294,000	211,394
4.35% 2/25/50	343,000	266,252
4.418% 3/27/48	174,000	135,762
5.125% 3/1/52 (c)	115,000	99,032
5.7% 12/14/36	10,000	9,945
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	187,400
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	222,000	216,127
Unum Group:
3.875% 11/5/25	610,000	583,080
4% 6/15/29	554,000	498,148
5.75% 8/15/42	914,000	795,495
		17,011,691
TOTAL FINANCIALS		396,314,109
HEALTH CARE - 1.5%
Biotechnology - 0.3%
AbbVie, Inc. 2.6% 11/21/24	424,000	408,761
Amgen, Inc.:
1.65% 8/15/28	532,000	447,883
1.9% 2/21/25	224,000	212,999
2.6% 8/19/26	288,000	265,810
2.8% 8/15/41	544,000	352,885
3.125% 5/1/25	55,000	52,837
3.35% 2/22/32	160,000	135,147
3.375% 2/21/50	307,000	200,969
4.4% 5/1/45	272,000	215,521
4.663% 6/15/51	342,000	276,693
5.15% 3/2/28	1,562,000	1,536,220
5.25% 3/2/30	1,426,000	1,393,183
5.25% 3/2/33	1,610,000	1,539,094
5.6% 3/2/43	1,529,000	1,421,485
5.65% 3/2/53	760,000	711,301
5.75% 3/2/63	1,385,000	1,277,636
		10,448,424
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc.:
1.915% 2/1/27	405,000	357,192
2.539% 2/1/32	446,000	345,375
		702,567
Health Care Providers & Services - 1.0%
Allina Health System, Inc. 3.887% 4/15/49	182,000	136,206
Banner Health:
2.907% 1/1/42	45,000	30,455
2.913% 1/1/51	377,000	226,676
Baptist Healthcare System Obli 3.54% 8/15/50	368,000	243,976
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	252,000	197,681
Cardinal Health, Inc. 4.368% 6/15/47	381,000	287,462
Centene Corp.:
2.45% 7/15/28	1,232,000	1,040,812
2.625% 8/1/31	575,000	440,516
3.375% 2/15/30	640,000	533,806
4.25% 12/15/27	721,000	664,697
4.625% 12/15/29	1,121,000	1,009,606
Children's Hospital Medical Center 4.268% 5/15/44	91,000	75,053
Children's Hospital of Philadelphia 2.704% 7/1/50	277,000	164,389
Cigna Group:
3.05% 10/15/27	402,000	365,441
4.125% 11/15/25	270,000	261,413
4.375% 10/15/28	1,489,000	1,408,907
4.5% 2/25/26	320,000	311,128
4.8% 8/15/38	1,120,000	986,577
6.125% 11/15/41	82,000	81,165
CommonSpirit Health:
3.91% 10/1/50	425,000	301,416
4.35% 11/1/42	55,000	44,167
CVS Health Corp.:
2.7% 8/21/40	415,000	261,631
2.875% 6/1/26	206,000	191,881
3% 8/15/26	532,000	494,602
3.25% 8/15/29	482,000	421,713
3.625% 4/1/27	225,000	210,214
3.875% 7/20/25	128,000	123,673
4.1% 3/25/25	113,000	110,373
4.3% 3/25/28	655,000	619,899
4.78% 3/25/38	749,000	645,001
4.875% 7/20/35	85,000	76,000
5% 1/30/29	1,255,000	1,214,090
5.05% 3/25/48	751,000	623,965
5.125% 7/20/45	242,000	203,644
5.25% 1/30/31	515,000	494,824
5.3% 12/5/43	120,000	104,714
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	292,000	198,533
HCA Holdings, Inc.:
3.5% 9/1/30	6,450,000	5,456,865
3.625% 3/15/32	333,000	276,020
5.25% 6/15/49	475,000	390,207
5.625% 9/1/28	1,513,000	1,475,450
5.875% 2/1/29	1,674,000	1,646,845
Humana, Inc.:
1.35% 2/3/27	346,000	301,439
2.15% 2/3/32	347,000	262,209
3.125% 8/15/29	223,000	195,052
3.7% 3/23/29	333,000	303,770
4.95% 10/1/44	69,000	58,089
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	313,000	212,972
Kaiser Foundation Hospitals:
3.266% 11/1/49	251,000	168,034
4.15% 5/1/47	180,000	142,683
4.875% 4/1/42	49,000	43,600
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	82,000	63,313
MidMichigan Health 3.409% 6/1/50	129,000	82,735
New York & Presbyterian Hospital:
4.024% 8/1/45	96,000	74,788
4.063% 8/1/56	72,000	53,886
Novant Health, Inc. 3.168% 11/1/51	227,000	146,194
NYU Hospitals Center 4.784% 7/1/44	208,000	173,028
Orlando Health Obligated Group 3.327% 10/1/50	208,000	136,108
Partners Healthcare System, Inc. 4.117% 7/1/55	96,000	71,800
Piedmont Healthcare, Inc. 2.719% 1/1/42	42,000	26,884
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	74,000	40,506
Sabra Health Care LP 3.2% 12/1/31	1,175,000	879,209
Sutter Health 3.361% 8/15/50	504,000	329,423
Toledo Hospital 5.325% 11/15/28	265,000	209,019
Trinity Health Corp. 2.632% 12/1/40	121,000	80,309
West Virginia University Health System Obligated Group 3.129% 6/1/50	170,000	97,538
		28,204,281
Life Sciences Tools & Services - 0.0%
Revvity, Inc.:
0.85% 9/15/24	154,000	146,323
2.25% 9/15/31	191,000	145,165
		291,488
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC:
1.2% 5/28/26	249,000	223,709
2.25% 5/28/31	242,000	194,956
AstraZeneca PLC:
4.375% 11/16/45	207,000	173,543
4.375% 8/17/48	339,000	284,359
6.45% 9/15/37	89,000	96,148
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	105,000	99,420
3.95% 4/15/45 (b)	38,000	26,189
4.25% 12/15/25 (b)	548,000	527,638
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	168,000	163,380
Eli Lilly & Co. 2.25% 5/15/50	592,000	333,570
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	498,000	462,019
3.625% 3/24/32	499,000	427,968
Mylan NV:
4.55% 4/15/28	502,000	461,746
5.2% 4/15/48	82,000	59,512
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	398,000	372,824
5.25% 6/15/46	90,000	66,461
Viatris, Inc.:
1.65% 6/22/25	123,000	113,616
2.7% 6/22/30	1,067,000	834,133
3.85% 6/22/40	273,000	177,802
4% 6/22/50	722,000	436,473
Zoetis, Inc.:
3.95% 9/12/47	55,000	41,446
4.7% 2/1/43	36,000	31,030
		5,607,942
TOTAL HEALTH CARE		45,254,702
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	285,000	248,172
Lockheed Martin Corp. 3.55% 1/15/26	104,000	100,086
The Boeing Co.:
2.5% 3/1/25	126,000	119,939
2.7% 2/1/27	217,000	196,490
2.95% 2/1/30	278,000	233,884
3.625% 3/1/48	110,000	71,386
3.65% 3/1/47	76,000	50,006
3.75% 2/1/50	424,000	288,054
4.875% 5/1/25	479,000	470,770
5.04% 5/1/27	372,000	363,206
5.15% 5/1/30	706,000	674,582
5.705% 5/1/40	1,466,000	1,352,535
5.805% 5/1/50	869,000	786,894
5.93% 5/1/60	372,000	334,026
6.875% 3/15/39	90,000	94,737
		5,384,767
Air Freight & Logistics - 0.0%
FedEx Corp.:
3.1% 8/5/29	173,000	152,109
3.9% 2/1/35	162,000	134,966
4.05% 2/15/48	100,000	73,070
4.4% 1/15/47	219,000	169,282
4.55% 4/1/46	41,000	32,457
4.95% 10/17/48	216,000	182,276
5.25% 5/15/50	117,000	103,020
		847,180
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	347,000	329,752
2.493% 2/15/27	245,000	220,639
2.722% 2/15/30	427,000	355,852
3.377% 4/5/40	171,000	122,307
3.577% 4/5/50	387,000	261,160
Masco Corp.:
2% 2/15/31	255,000	195,416
3.125% 2/15/51	129,000	74,913
Owens Corning 3.95% 8/15/29	187,000	169,884
		1,729,923
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	614,000	461,388
2.9% 7/1/26	116,000	108,481
3.2% 3/15/25	309,000	298,450
3.95% 5/15/28	288,000	270,326
Waste Management, Inc. 4.15% 7/15/49	352,000	279,987
		1,418,632
Ground Transportation - 0.1%
Canadian Pacific Railway Co.:
1.75% 12/2/26	310,000	276,576
2.45% 12/2/31	654,000	565,200
3.1% 12/2/51	325,000	203,185
CSX Corp.:
3.25% 6/1/27	137,000	127,331
3.4% 8/1/24	127,000	124,495
3.8% 11/1/46	157,000	114,816
3.95% 5/1/50	98,000	72,866
4.1% 3/15/44	186,000	146,087
4.5% 3/15/49	378,000	305,714
4.75% 11/15/48	159,000	134,445
		2,070,715
Industrial Conglomerates - 0.0%
General Electric Co.:
3.625% 5/1/30	328,000	287,942
6.875% 1/10/39	4,000	4,469
Trane Technologies Financing Ltd.:
3.8% 3/21/29	393,000	362,067
4.65% 11/1/44	165,000	133,889
		788,367
Machinery - 0.1%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	394,000	337,073
2.4% 8/9/26	78,000	72,212
Caterpillar, Inc.:
3.25% 9/19/49	456,000	319,657
3.803% 8/15/42	69,000	55,223
5.3% 9/15/35	192,000	192,376
Cummins, Inc. 1.5% 9/1/30	167,000	130,415
Eaton Corp.:
4% 11/2/32	52,000	46,722
4.15% 11/2/42	52,000	42,293
Otis Worldwide Corp.:
2.565% 2/15/30	367,000	304,269
3.362% 2/15/50	279,000	185,966
		1,686,206
Passenger Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	215,774	177,930
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	149,158	134,160
Southwest Airlines Co. 5.125% 6/15/27	167,000	162,833
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	12,569	11,511
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	293,180	264,971
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	67,995	66,366
		817,771
Professional Services - 0.0%
Thomson Reuters Corp.:
3.35% 5/15/26	192,000	181,320
3.85% 9/29/24	130,000	126,877
		308,197
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	237,000	209,873
3.125% 12/1/30	334,000	271,964
3.375% 7/1/25	809,000	768,545
3.625% 12/1/27	262,000	237,056
4.25% 2/1/24	1,082,000	1,074,472
4.25% 9/15/24	448,000	440,027
		3,001,937
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	262,000	256,445
4.25% 4/15/26 (b)	198,000	186,099
4.375% 5/1/26 (b)	587,000	551,156
5.25% 5/15/24 (b)	479,000	474,393
6.375% 5/4/28 (b)	2,768,000	2,719,571
		4,187,664
TOTAL INDUSTRIALS		22,241,359
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
4% 7/15/24	315,000	310,125
4.9% 10/1/26	259,000	252,694
5.3% 10/1/29	690,000	669,830
5.85% 7/15/25	162,000	161,784
6.02% 6/15/26	638,000	640,488
6.1% 7/15/27	298,000	301,709
6.2% 7/15/30	258,000	260,112
8.1% 7/15/36	287,000	321,065
8.35% 7/15/46	329,000	384,534
Tyco Electronics Group SA:
3.45% 8/1/24	100,000	97,876
3.7% 2/15/26	147,000	140,950
7.125% 10/1/37	68,000	74,842
		3,616,009
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	394,000	355,351
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. 2.8% 10/1/41	408,000	272,351
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	192,000	174,560
3.875% 1/15/27	105,000	98,659
Broadcom, Inc.:
1.95% 2/15/28 (b)	209,000	178,172
2.45% 2/15/31 (b)	2,705,000	2,114,242
2.6% 2/15/33 (b)	1,777,000	1,325,081
3.459% 9/15/26	346,000	324,850
3.469% 4/15/34 (b)	117,000	91,893
3.5% 2/15/41 (b)	1,435,000	997,386
4.3% 11/15/32	344,000	300,119
4.75% 4/15/29	469,000	442,251
Micron Technology, Inc. 4.663% 2/15/30	227,000	206,576
NVIDIA Corp.:
2% 6/15/31	697,000	557,693
2.85% 4/1/30	297,000	259,115
3.5% 4/1/50	165,000	120,262
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	609,000	468,485
Texas Instruments, Inc. 4.15% 5/15/48	191,000	153,986
		8,085,681
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	1,129,000	1,022,634
2.3% 3/25/28	1,288,000	1,115,874
2.5% 4/1/25	296,000	281,827
2.65% 7/15/26	247,000	227,733
2.8% 4/1/27	736,000	668,265
2.875% 3/25/31	1,708,000	1,395,145
2.95% 5/15/25	137,000	130,965
2.95% 4/1/30	393,000	330,704
3.25% 11/15/27	469,000	427,413
3.4% 7/8/24	130,000	127,550
3.6% 4/1/40	736,000	531,791
3.6% 4/1/50	427,000	276,206
3.85% 7/15/36	278,000	219,803
3.85% 4/1/60	497,000	316,050
3.95% 3/25/51	365,000	250,224
4% 7/15/46	269,000	189,818
4% 11/15/47	480,000	337,343
4.125% 5/15/45	82,000	59,443
4.3% 7/8/34	106,000	91,166
5.375% 7/15/40	343,000	304,248
VMware, Inc. 1.4% 8/15/26	702,000	619,239
		8,923,441
TOTAL INFORMATION TECHNOLOGY		20,980,482
MATERIALS - 0.4%
Chemicals - 0.2%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,512,000	1,492,997
6.55% 11/15/30	1,533,000	1,500,240
6.7% 11/15/33	895,000	871,206
Eastman Chemical Co. 4.65% 10/15/44	82,000	63,024
Nutrien Ltd.:
4% 12/15/26	313,000	296,657
4.2% 4/1/29	142,000	131,517
5% 4/1/49	247,000	202,979
5.25% 1/15/45	96,000	81,302
5.625% 12/1/40	49,000	44,178
The Dow Chemical Co.:
2.1% 11/15/30	237,000	188,080
3.6% 11/15/50	244,000	163,655
4.375% 11/15/42	134,000	104,307
4.8% 11/30/28	234,000	226,982
4.8% 5/15/49	211,000	169,249
9.4% 5/15/39	82,000	103,747
The Mosaic Co.:
4.05% 11/15/27	158,000	148,309
4.25% 11/15/23	298,000	297,248
5.625% 11/15/43	103,000	89,965
Westlake Corp. 5% 8/15/46	55,000	43,961
		6,219,603
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	238,000	183,064
5.15% 5/15/46	50,000	42,180
WRKCo, Inc. 4.2% 6/1/32	167,000	147,764
		373,008
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	82,000	73,948
Freeport-McMoRan, Inc. 4.625% 8/1/30	1,118,000	1,007,267
Nucor Corp.:
2.979% 12/15/55	110,000	62,559
6.4% 12/1/37	167,000	172,232
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	357,000	334,122
7.125% 7/15/28	55,000	59,015
Southern Copper Corp.:
3.875% 4/23/25	101,000	96,787
5.25% 11/8/42	158,000	136,656
7.5% 7/27/35	167,000	182,573
Vale Overseas Ltd. 3.75% 7/8/30	667,000	567,670
Vale SA 5.625% 9/11/42	181,000	163,984
		2,856,813
Paper & Forest Products - 0.1%
Suzano Austria GmbH:
2.5% 9/15/28	412,000	341,960
6% 1/15/29	330,000	321,090
		663,050
TOTAL MATERIALS		10,112,474
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	254,000	184,662
3% 5/18/51	193,000	108,894
4.85% 4/15/49	316,000	246,823
4.9% 12/15/30	523,000	487,442
American Homes 4 Rent LP:
2.375% 7/15/31	95,000	72,431
3.625% 4/15/32	389,000	321,873
4.25% 2/15/28	264,000	245,534
AvalonBay Communities, Inc. 2.3% 3/1/30	167,000	136,830
Boston Properties, Inc.:
2.75% 10/1/26	192,000	172,153
3.25% 1/30/31	1,011,000	795,145
4.5% 12/1/28	489,000	442,769
6.75% 12/1/27	1,962,000	1,972,370
Corporate Office Properties LP:
2% 1/15/29	228,000	178,579
2.25% 3/15/26	209,000	188,164
2.75% 4/15/31	310,000	232,672
Crown Castle International Corp.:
1.35% 7/15/25	741,000	682,586
2.25% 1/15/31	199,000	154,437
3.25% 1/15/51	180,000	109,361
ERP Operating LP:
1.85% 8/1/31	500,000	378,852
3.25% 8/1/27	356,000	325,375
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	165,000	137,386
3.5% 8/1/26	172,000	159,779
Healthpeak OP, LLC:
3% 1/15/30	343,000	289,791
3.25% 7/15/26	72,000	67,677
3.4% 2/1/25	13,000	12,548
3.5% 7/15/29	82,000	72,331
Hudson Pacific Properties LP 4.65% 4/1/29	972,000	731,766
Invitation Homes Operating Partnership LP 4.15% 4/15/32	799,000	687,199
Kimco Realty Op LLC:
1.9% 3/1/28	284,000	238,158
3.8% 4/1/27	110,000	101,849
4.125% 12/1/46	274,000	189,660
4.45% 9/1/47	142,000	104,934
Kite Realty Group Trust:
4% 3/15/25	783,000	749,738
4.75% 9/15/30	1,220,000	1,086,221
LXP Industrial Trust (REIT):
2.375% 10/1/31	83,000	60,829
2.7% 9/15/30	230,000	178,104
4.4% 6/15/24	181,000	177,660
NNN (REIT), Inc. 3% 4/15/52	234,000	131,998
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	786,000	575,193
3.375% 2/1/31	527,000	412,005
3.625% 10/1/29	742,000	618,542
4.5% 1/15/25	556,000	540,345
4.5% 4/1/27	2,294,000	2,137,057
4.75% 1/15/28	801,000	741,288
4.95% 4/1/24	170,000	168,795
5.25% 1/15/26	714,000	695,873
Piedmont Operating Partnership LP 2.75% 4/1/32	184,000	119,897
Realty Income Corp.:
2.2% 6/15/28	100,000	85,463
2.85% 12/15/32	123,000	96,085
3.25% 1/15/31	128,000	107,557
3.4% 1/15/28	200,000	182,114
Retail Opportunity Investments Partnership LP:
4% 12/15/24	123,000	118,975
5% 12/15/23	93,000	92,758
Simon Property Group LP:
2.2% 2/1/31	731,000	565,069
2.45% 9/13/29	205,000	170,481
3.25% 9/13/49	320,000	198,105
3.375% 12/1/27	547,000	499,489
SITE Centers Corp.:
3.625% 2/1/25	284,000	270,354
4.25% 2/1/26	371,000	347,344
Store Capital Corp.:
2.75% 11/18/30	1,096,000	785,150
4.625% 3/15/29	225,000	192,455
Sun Communities Operating LP:
2.3% 11/1/28	210,000	174,286
2.7% 7/15/31	542,000	417,137
UDR, Inc. 2.1% 6/15/33	446,000	315,301
Ventas Realty LP:
3% 1/15/30	958,000	795,023
3.25% 10/15/26	96,000	88,167
3.5% 2/1/25	919,000	884,321
3.85% 4/1/27	260,000	241,142
4% 3/1/28	876,000	804,049
4.125% 1/15/26	235,000	224,914
4.375% 2/1/45	178,000	127,817
4.75% 11/15/30	1,258,000	1,150,491
4.875% 4/15/49	78,000	59,545
VICI Properties LP:
4.375% 5/15/25	99,000	95,686
4.75% 2/15/28	964,000	901,600
4.95% 2/15/30	1,228,000	1,123,580
5.125% 5/15/32	823,000	736,645
Vornado Realty LP 2.15% 6/1/26	237,000	201,485
Welltower OP LLC 4.95% 9/1/48	274,000	225,669
Weyerhaeuser Co. 4% 4/15/30	317,000	280,959
WP Carey, Inc.:
2.4% 2/1/31	477,000	369,464
3.85% 7/15/29	160,000	141,425
4% 2/1/25	673,000	654,440
		32,348,120
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 11/15/27	579,000	479,045
4.1% 10/1/24	637,000	617,392
4.55% 10/1/29	734,000	570,406
7.8% 3/15/28	2,672,000	2,487,403
CBRE Group, Inc.:
2.5% 4/1/31	699,000	541,820
4.875% 3/1/26	156,000	151,772
Digital Realty Trust LP 3.7% 8/15/27	219,000	202,247
Essex Portfolio LP:
3% 1/15/30	51,000	42,374
4% 3/1/29	167,000	151,692
Mid-America Apartments LP 3.95% 3/15/29	190,000	175,357
Tanger Properties LP:
2.75% 9/1/31	551,000	397,427
3.125% 9/1/26	767,000	693,081
3.875% 7/15/27	170,000	149,883
		6,659,899
TOTAL REAL ESTATE		39,008,019
UTILITIES - 1.5%
Electric Utilities - 0.8%
Alabama Power Co.:
1.45% 9/15/30	500,000	381,873
3.05% 3/15/32	828,000	691,321
3.7% 12/1/47	162,000	113,663
3.75% 3/1/45	27,000	19,581
4.15% 8/15/44	127,000	97,671
4.3% 7/15/48	161,000	123,767
5.2% 6/1/41	106,000	93,376
Appalachian Power Co.:
4.45% 6/1/45	165,000	127,160
4.5% 3/1/49	251,000	190,248
Baltimore Gas & Electric Co.:
2.9% 6/15/50	220,000	131,062
3.5% 8/15/46	69,000	47,033
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	313,000	208,446
3.55% 8/1/42	52,000	37,830
4.25% 2/1/49	71,000	56,069
Cincinnati Gas & Electric Co. 4.3% 2/1/49	744,000	572,845
Cleco Corporate Holdings LLC:
3.375% 9/15/29	433,000	361,693
3.743% 5/1/26	1,810,000	1,687,726
Commonwealth Edison Co.:
3.1% 11/1/24	274,000	266,041
3.2% 11/15/49	467,000	295,365
3.65% 6/15/46	78,000	54,873
3.7% 3/1/45	85,000	61,905
3.75% 8/15/47	169,000	121,501
4% 3/1/48	187,000	141,346
4% 3/1/49	164,000	123,006
DTE Electric Co. 3.95% 3/1/49	100,000	74,289
Duke Energy Carolinas LLC:
2.85% 3/15/32	83,000	67,744
2.95% 12/1/26	165,000	154,311
3.2% 8/15/49	219,000	140,351
3.75% 6/1/45	55,000	39,498
3.875% 3/15/46	107,000	77,788
4% 9/30/42	103,000	78,957
Duke Energy Corp.:
2.45% 6/1/30	529,000	429,537
2.65% 9/1/26	366,000	336,653
3.75% 4/15/24	165,000	162,972
3.75% 9/1/46	250,000	172,799
3.95% 10/15/23	67,000	66,936
4.2% 6/15/49	260,000	188,943
4.8% 12/15/45	76,000	62,237
Duke Energy Florida LLC 3.4% 10/1/46	69,000	46,380
Duke Energy Progress LLC:
3.4% 4/1/32	334,000	283,892
4.15% 12/1/44	49,000	37,550
4.375% 3/30/44	55,000	43,912
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	166,000	129,092
2.775% 1/7/32 (b)	574,000	426,865
Entergy Corp.:
0.9% 9/15/25	464,000	421,279
2.8% 6/15/30	359,000	297,824
2.95% 9/1/26	129,000	119,237
3.75% 6/15/50	113,000	74,848
Entergy Louisiana LLC 4.2% 9/1/48	87,000	66,003
Entergy, Inc.:
3.55% 9/30/49	111,000	74,876
4% 3/30/29	485,000	446,568
Eversource Energy:
2.55% 3/15/31	440,000	350,371
2.9% 10/1/24	234,000	226,735
3.35% 3/15/26	181,000	170,426
3.45% 1/15/50	122,000	79,741
Exelon Corp.:
2.75% 3/15/27	183,000	166,180
3.35% 3/15/32	222,000	184,755
3.95% 6/15/25	539,000	521,643
4.05% 4/15/30	218,000	196,202
5.1% 6/15/45	30,000	25,650
FirstEnergy Corp.:
1.6% 1/15/26	344,000	309,345
2.25% 9/1/30	370,000	286,810
3.4% 3/1/50	100,000	62,155
4.15% 7/15/27	233,000	216,567
5.1% 7/15/47	129,000	109,477
Interstate Power and Light Co. 2.3% 6/1/30	381,000	304,973
IPALCO Enterprises, Inc.:
3.7% 9/1/24	271,000	264,683
4.25% 5/1/30	1,025,000	898,951
Northern States Power Co.:
2.6% 6/1/51	360,000	203,559
2.9% 3/1/50	327,000	200,145
3.4% 8/15/42	55,000	39,425
4.125% 5/15/44	123,000	95,802
NSTAR Electric Co. 3.2% 5/15/27	210,000	194,966
Pacific Gas & Electric Co.:
3.15% 1/1/26	400,355	372,392
3.25% 6/1/31	167,000	132,712
3.45% 7/1/25	166,815	158,246
3.5% 6/15/25	334,000	317,378
4.2% 6/1/41	834,000	585,884
4.55% 7/1/30	1,037,586	917,183
4.75% 2/15/44	33,000	24,373
Potomac Electric Power Co. 6.5% 11/15/37	104,000	108,680
PPL Capital Funding, Inc. 3.1% 5/15/26	219,000	205,474
PPL Electric Utilities Corp.:
3% 10/1/49	364,000	228,062
4.15% 10/1/45	96,000	74,543
Progress Energy, Inc. 6% 12/1/39	143,000	138,364
Public Service Co. of Colorado:
2.9% 5/15/25	302,000	287,901
3.8% 6/15/47	127,000	89,327
Public Service Electric & Gas Co.:
2.45% 1/15/30	279,000	233,058
3.15% 1/1/50	315,000	204,567
3.65% 9/1/42	77,000	57,514
4% 6/1/44	137,000	102,454
Puget Sound Energy, Inc. 4.3% 5/20/45	176,000	134,671
Southern California Edison Co.:
2.25% 6/1/30	248,000	199,112
2.95% 2/1/51	550,000	325,061
4% 4/1/47	274,000	198,119
4.125% 3/1/48	194,000	143,649
Southern Co.:
3.25% 7/1/26	302,000	283,171
4.4% 7/1/46	201,000	155,829
Tampa Electric Co.:
4.45% 6/15/49	321,000	249,877
6.15% 5/15/37	172,000	165,818
Union Electric Co. 3.9% 9/15/42	101,000	76,647
Virginia Electric & Power Co.:
3.1% 5/15/25	110,000	105,395
3.3% 12/1/49	200,000	129,425
3.45% 2/15/24	75,000	74,307
3.8% 4/1/28	409,000	381,296
3.8% 9/15/47	225,000	159,399
4.2% 5/15/45	289,000	218,568
4.45% 2/15/44	75,000	59,708
4.6% 12/1/48	194,000	156,680
6% 5/15/37	55,000	54,513
Wisconsin Electric Power Co. 4.25% 6/1/44	129,000	96,782
Xcel Energy, Inc. 3.35% 12/1/26	82,000	76,435
		23,317,877
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	304,000	292,352
Nakilat, Inc. 6.067% 12/31/33 (b)	195,831	197,196
Southern California Gas Co. 2.6% 6/15/26	363,000	336,398
Southern Co. Gas Capital Corp. 3.95% 10/1/46	371,000	258,930
		1,084,876
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation, LLC 3.25% 6/1/25	334,000	318,352
Emera U.S. Finance LP:
3.55% 6/15/26	237,000	222,624
4.75% 6/15/46	143,000	105,495
The AES Corp.:
1.375% 1/15/26	4,000,000	3,562,057
2.45% 1/15/31	807,000	620,636
3.3% 7/15/25 (b)	1,079,000	1,022,003
3.95% 7/15/30 (b)	941,000	811,067
		6,662,234
Multi-Utilities - 0.4%
Ameren Illinois Co. 4.5% 3/15/49	207,000	170,598
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	274,000	247,970
3.7% 7/15/30	275,000	244,015
3.8% 7/15/48	274,000	190,638
4.05% 4/15/25	1,561,000	1,520,592
4.25% 10/15/50	237,000	175,546
4.5% 2/1/45	182,000	145,281
5.15% 11/15/43	212,000	186,266
CenterPoint Energy, Inc. 3.7% 9/1/49	167,000	111,170
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	99,000	86,911
3.875% 6/15/47	78,000	55,951
4.45% 3/15/44	219,000	175,211
4.5% 5/15/58	260,000	197,339
4.65% 12/1/48	287,000	232,436
5.5% 12/1/39	69,000	63,290
Delmarva Power & Light Co. 4% 6/1/42	110,000	80,711
Dominion Energy, Inc.:
3.375% 4/1/30	632,000	543,672
3.9% 10/1/25	354,000	341,171
4.9% 8/1/41	55,000	45,961
DTE Energy Co.:
2.85% 10/1/26	165,000	151,476
3.8% 3/15/27	370,000	344,530
NiSource, Inc.:
0.95% 8/15/25	374,000	341,090
1.7% 2/15/31	444,000	332,043
2.95% 9/1/29	1,074,000	925,658
3.49% 5/15/27	210,000	194,645
3.6% 5/1/30	1,800,000	1,567,925
3.95% 3/30/48	274,000	195,645
4.375% 5/15/47	131,000	100,379
4.8% 2/15/44	151,000	124,354
Puget Energy, Inc.:
3.65% 5/15/25	221,000	211,842
4.1% 6/15/30	1,710,000	1,489,971
4.224% 3/15/32	756,000	645,087
San Diego Gas & Electric Co. 4.5% 8/15/40	27,000	22,633
Sempra:
3.25% 6/15/27	167,000	152,646
3.8% 2/1/38	233,000	181,059
4% 2/1/48	604,000	435,622
6% 10/15/39	27,000	25,647
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.7387% 5/15/67 (c)(d)	295,000	264,029
		12,521,010
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	167,000	152,612
3.45% 6/1/29	167,000	150,698
6.593% 10/15/37	179,000	190,834
		494,144
TOTAL UTILITIES		44,080,141
TOTAL NONCONVERTIBLE BONDS (Cost $854,306,173)		781,422,610

U.S. Treasury Obligations - 41.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	15,985,600	9,175,485
1.75% 8/15/41	23,171,800	14,429,877
1.875% 11/15/51	14,846,000	8,274,905
2% 8/15/51	27,127,600	15,653,473
2.25% 2/15/52	11,359,700	6,971,128
2.375% 11/15/49	6,448,000	4,126,972
2.375% 5/15/51	8,558,600	5,428,025
2.875% 5/15/52	15,000,000	10,635,352
3% 2/15/47	15,804,500	11,605,195
3% 8/15/52	57,000,000	41,534,297
3.375% 8/15/42	78,200,000	63,360,329
3.625% 2/15/53	34,620,000	28,631,822
3.625% 5/15/53	10,790,000	8,933,783
4% 11/15/42	14,000,000	12,426,094
4.125% 8/15/53	40,483,000	36,750,973
U.S. Treasury Notes:
0.25% 9/30/25	6,026,800	5,484,388
0.25% 10/31/25	6,277,200	5,691,900
0.375% 11/30/25	12,167,400	11,024,330
0.375% 12/31/25	8,362,600	7,559,986
0.375% 7/31/27	8,695,100	7,386,420
0.5% 10/31/27	12,237,600	10,351,767
0.625% 7/31/26	6,372,400	5,671,685
0.75% 8/31/26	31,843,700	28,357,064
1% 12/15/24	14,172,600	13,457,880
1.125% 10/31/26	11,868,500	10,634,361
1.125% 2/29/28	9,043,800	7,781,201
1.125% 8/31/28	17,817,900	15,089,534
1.25% 12/31/26	10,596,100	9,491,788
1.25% 5/31/28	19,521,400	16,764,765
1.25% 6/30/28	12,849,100	11,003,046
1.375% 1/31/25	8,268,800	7,851,484
1.5% 1/31/27	18,609,600	16,755,909
1.625% 9/30/26	12,924,100	11,797,785
1.75% 12/31/24	6,637,400	6,350,644
2.25% 2/15/27	6,285,100	5,799,723
2.25% 8/15/27	18,256,900	16,683,669
2.25% 11/15/27	8,316,200	7,563,194
2.625% 5/31/27	50,000,000	46,480,469
2.625% 7/31/29	30,000,000	26,916,797
2.75% 4/30/27	9,654,600	9,028,182
2.75% 7/31/27	25,000,000	23,288,086
2.75% 8/15/32	9,228,000	7,990,871
2.875% 5/15/32	5,778,000	5,071,775
3.375% 5/15/33	74,200,000	67,290,125
3.5% 2/15/33	86,600,000	79,455,492
3.75% 5/31/30	47,700,000	45,285,188
3.75% 6/30/30	10,000,000	9,491,406
3.875% 11/30/27	4,000,000	3,877,500
3.875% 11/30/29	55,000,000	52,714,063
3.875% 8/15/33	15,962,000	15,081,596
4% 2/29/28	30,000,000	29,224,219
4% 6/30/28	7,000,000	6,813,242
4% 10/31/29	53,000,000	51,171,914
4% 2/28/30	52,000,000	50,147,500
4% 7/31/30	25,000,000	24,082,031
4.125% 10/31/27	45,000,000	44,041,992
4.125% 7/31/28	75,000,000	73,382,813
4.125% 8/31/30	14,100,000	13,685,813
4.125% 11/15/32	35,000,000	33,755,859
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,349,254,814)		1,234,767,166

U.S. Government Agency - Mortgage Securities - 26.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 4.438% 5/1/34 (c)(d)	2,939	2,939
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 4.572% 9/1/33 (c)(d)	6,996	6,958
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	334	337
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 5.022% 11/1/34 (c)(d)	46,585	46,890
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	842	852
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 6.44% 10/1/33 (c)(d)	452	457
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (c)(d)	453	458
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.532% 4/1/41 (c)(d)	11,941	12,026
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.911% 11/1/36 (c)(d)	9,002	9,075
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.192% 6/1/42 (c)(d)	5,668	5,739
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.105% 5/1/36 (c)(d)	6,697	6,777
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.454% 7/1/35 (c)(d)	628	632
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 4.163% 2/1/36 (c)(d)	2,654	2,680
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	2,671	2,709
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.068% 9/1/41 (c)(d)	2,199	2,228
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.051% 7/1/41 (c)(d)	4,352	4,420
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.195% 12/1/35 (c)(d)	2,703	2,742
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 4.08% 10/1/41 (c)(d)	1,847	1,830
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 4.988% 11/1/34 (c)(d)	3,785	3,828
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.557% 9/1/36 (c)(d)	5,025	5,092
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	1,903	1,936
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (c)(d)	7,143	7,206
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	645	650
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.405% 8/1/36 (c)(d)	8,272	8,390
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.474% 10/1/33 (c)(d)	1,061	1,075
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.878% 5/1/35 (c)(d)	1,071	1,087
1.5% 9/1/35 to 6/1/51 (e)	21,531,655	16,404,340
2% 2/1/28 to 3/1/52	44,866,052	37,135,223
2.5% 7/1/26 to 1/1/52 (e)	60,334,101	49,842,644
3% 8/1/26 to 5/1/52 (f)(g)	36,651,720	31,775,811
3.5% 5/1/28 to 6/1/52 (f)	21,301,097	18,910,658
4% 7/1/30 to 1/1/52	13,387,220	12,138,761
4.5% to 4.5% 4/1/24 to 11/1/52 (f)	14,932,364	13,926,017
5% 12/1/23 to 12/1/52	8,417,179	8,050,156
5.5% 6/1/27 to 8/1/53	14,574,458	14,154,147
6% to 6% 11/1/32 to 6/1/53	4,594,303	4,576,479
6.5% 12/1/23 to 8/1/53	15,579,635	15,684,966
7% to 7% 5/1/24 to 2/1/29	7,382	7,536
7.5% to 7.5% 9/1/25 to 11/1/31	10,025	10,257
TOTAL FANNIE MAE		222,756,008
Freddie Mac - 4.1%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 3.873% 3/1/36 (c)(d)	5,497	5,494
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 6.391% 4/1/35 (c)(d)	4,513	4,566
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	863	870
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.675% 9/1/41 (c)(d)	3,318	3,358
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.212% 5/1/41 (c)(d)	6,226	6,289
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	7,238	7,314
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.698% 6/1/41 (c)(d)	6,684	6,761
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	2,169	2,197
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.956% 9/1/37 (c)(d)	4,276	4,332
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	67	67
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 4.41% 11/1/35 (c)(d)	1,113	1,129
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 7.546% 10/1/35 (c)(d)	744	765
U.S. TREASURY 1 YEAR INDEX + 1.710% 3.941% 3/1/36 (c)(d)	37,440	37,374
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.571% 12/1/35 (c)(d)	15,875	16,078
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	696	702
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.457% 3/1/35 (c)(d)	7,955	8,030
1.5% 7/1/35 to 2/1/51	21,921,813	16,975,952
2% 2/1/35 to 4/1/52 (e)	21,571,688	17,445,249
2% 9/1/35	248,526	215,005
2% 10/1/35	1,618,907	1,397,012
2.5% 2/1/27 to 3/1/52	25,059,872	20,858,668
3% 10/1/26 to 1/1/52	12,793,079	11,036,582
3% 8/1/47	5,367	4,523
3.5% 4/1/28 to 7/1/52	13,678,771	12,194,891
3.5% 8/1/47	5,193	4,547
3.5% 9/1/47	232,010	204,383
4% 8/1/33 to 8/1/52	6,733,115	6,090,257
4.5% 6/1/25 to 9/1/50	4,382,431	4,128,432
5% 5/1/28 to 8/1/53 (f)(g)	14,760,244	14,023,667
5.5% 4/1/27 to 8/1/53 (e)	12,137,394	11,793,735
6% 4/1/32 to 7/1/53	3,198,616	3,182,557
6.5% 8/1/36 to 10/1/53	1,755,657	1,785,759
7.5% 8/1/26 to 9/1/31	1,203	1,243
8% 5/1/27	22	23
8.5% 5/1/27 to 1/1/28	172	175
TOTAL FREDDIE MAC		121,447,986
Ginnie Mae - 4.3%
3.5% 12/15/40 to 6/20/51	12,874,314	11,470,570
4% 1/15/25 to 10/20/48	4,815,805	4,436,911
5% 1/20/39 to 4/20/49	1,317,671	1,281,773
6.5% 4/15/35 to 1/15/39	23,363	23,959
7% 1/15/28 to 7/15/32	31,476	32,036
7.5% to 7.5% 12/15/25 to 10/15/28	4,969	5,044
8% 3/15/30 to 9/15/30	818	847
1.5% 3/20/51 to 12/20/51	289,178	218,140
2% 10/20/50 to 11/20/51	6,815,014	5,400,633
2% 10/1/53 (h)	4,700,000	3,716,824
2% 10/1/53 (h)	2,700,000	2,135,197
2% 10/1/53 (h)	1,550,000	1,225,761
2% 10/1/53 (h)	19,650,000	15,539,489
2% 10/1/53 (h)	8,850,000	6,998,701
2% 10/1/53 (h)	2,950,000	2,332,900
2.5% 7/20/43 to 12/20/51 (e)	21,527,391	17,663,979
2.5% 10/1/53 (h)	800,000	653,714
2.5% 10/1/53 (h)	300,000	245,143
2.5% 10/1/53 (h)	775,000	633,285
2.5% 10/1/53 (h)	575,000	469,857
2.5% 10/1/53 (h)	800,000	653,714
2.5% 10/1/53 (h)	2,350,000	1,920,283
2.5% 10/1/53 (h)	1,550,000	1,266,570
2.5% 11/1/53 (h)	2,950,000	2,412,067
3% 7/15/42 to 6/20/51	12,104,509	10,396,488
3% 10/1/53 (h)	3,650,000	3,093,177
3% 10/1/53 (h)	3,700,000	3,135,549
3% 10/1/53 (h)	2,550,000	2,160,987
3% 11/1/53 (h)	2,400,000	2,034,620
3% 11/1/53 (h)	2,400,000	2,034,620
3.5% 10/1/53 (h)	150,000	131,408
3.5% 10/1/53 (h)	75,000	65,704
3.5% 10/1/53 (h)	200,000	175,211
3.5% 10/1/53 (h)	700,000	613,238
3.5% 10/1/53 (h)	250,000	219,013
3.5% 10/1/53 (h)	225,000	197,112
4% 10/1/53 (h)	6,450,000	5,811,273
4.5% to 4.5% 11/20/33 to 5/20/51	3,207,901	3,028,557
4.5% 10/1/53 (h)	800,000	738,931
5% 10/1/53 (h)	2,900,000	2,748,873
5% 10/1/53 (h)	3,100,000	2,938,451
5.5% 12/20/32 to 12/20/48	244,262	243,694
5.5% 10/1/53 (h)	6,600,000	6,405,323
6% to 6% 5/20/34 to 12/15/40	90,775	92,011
TOTAL GINNIE MAE		127,001,637
Uniform Mortgage Backed Securities - 10.4%
1.5% 10/1/38 (h)	2,200,000	1,831,170
2% 10/1/53 (h)	13,925,000	10,585,096
2% 10/1/53 (h)	2,700,000	2,052,406
2% 10/1/53 (h)	7,700,000	5,853,159
2% 10/1/53 (h)	2,350,000	1,786,354
2% 10/1/53 (h)	5,350,000	4,066,805
2% 10/1/53 (h)	8,450,000	6,423,272
2% 10/1/53 (h)	2,200,000	1,672,331
2% 10/1/53 (h)	1,100,000	836,166
2% 10/1/53 (h)	2,200,000	1,672,331
2% 10/1/53 (h)	18,050,000	13,720,717
2% 10/1/53 (h)	7,250,000	5,511,091
2% 10/1/53 (h)	7,250,000	5,511,091
2% 10/1/53 (h)	10,850,000	8,247,633
2% 10/1/53 (h)	20,350,000	15,469,063
2% 10/1/53 (h)	6,900,000	5,245,038
2% 11/1/53 (h)	7,600,000	5,786,050
2% 11/1/53 (h)	16,200,000	12,333,423
2% 11/1/53 (h)	16,800,000	12,790,216
2% 11/1/53 (h)	8,450,000	6,433,174
2% 11/1/53 (h)	16,800,000	12,790,216
2% 11/1/53 (h)	10,400,000	7,917,753
2% 11/1/53 (h)	8,300,000	6,318,976
2.5% 10/1/53 (h)	13,300,000	10,549,075
2.5% 10/1/53 (h)	13,600,000	10,787,024
2.5% 10/1/53 (h)	2,200,000	1,744,960
2.5% 10/1/53 (h)	8,625,000	6,841,035
2.5% 11/1/53 (h)	13,700,000	10,880,254
2.5% 11/1/53 (h)	6,550,000	5,201,873
3% 10/1/53 (h)	1,075,000	888,765
3% 10/1/53 (h)	2,800,000	2,314,923
3% 10/1/53 (h)	9,500,000	7,854,203
3% 10/1/53 (h)	2,100,000	1,736,192
3% 10/1/53 (h)	1,100,000	909,434
3% 10/1/53 (h)	1,600,000	1,322,813
3% 10/1/53 (h)	2,300,000	1,901,544
3% 10/1/53 (h)	900,000	744,082
3% 10/1/53 (h)	3,450,000	2,852,316
3% 10/1/53 (h)	6,850,000	5,663,294
3% 11/1/53 (h)	8,700,000	7,200,953
3% 11/1/53 (h)	8,450,000	6,994,030
3.5% 10/1/53 (h)	4,200,000	3,611,343
3.5% 10/1/53 (h)	3,450,000	2,966,460
3.5% 11/1/53 (h)	4,900,000	4,240,414
4% 10/1/53 (h)	1,100,000	979,687
4% 10/1/53 (h)	975,000	868,359
4% 10/1/53 (h)	2,600,000	2,315,624
4% 10/1/53 (h)	7,400,000	6,590,622
4% 10/1/53 (h)	2,400,000	2,137,499
5% 10/1/38 (h)	1,650,000	1,606,301
5% 10/1/38 (h)	1,700,000	1,654,977
5% 10/1/38 (h)	2,050,000	1,995,707
5% 11/1/38 (h)	2,750,000	2,677,061
5% 10/1/53 (h)	2,200,000	2,075,993
5% 10/1/53 (h)	950,000	896,452
5.5% 10/1/53 (h)	15,200,000	14,691,758
6.5% 10/1/53 (h)	1,500,000	1,507,170
6.5% 10/1/53 (h)	7,600,000	7,636,326
6.5% 10/1/53 (h)	1,375,000	1,381,572
6.5% 10/1/53 (h)	6,000,000	6,028,679
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		307,102,305
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $825,448,211)		778,307,936

Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	296,003	190,925
Series 2019-1 Class A, 3.844% 5/15/39 (b)	187,750	140,817
Series 2019-2 Class A, 3.376% 10/16/39 (b)	529,635	460,748
Series 2021-1A Class A, 2.95% 11/16/41 (b)	637,011	560,582
Series 2021-2A Class A, 2.798% 1/15/47 (b)	1,219,435	1,042,569
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	11,807,724	11,367,414
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7096% 10/17/34 (b)(c)(d)	3,002,000	2,977,606
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6996% 10/17/34 (b)(c)(d)	524,413	521,203
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5778% 4/20/34 (b)(c)(d)	2,044,526	2,021,740
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8261% 7/20/35 (b)(c)(d)	667,851	664,863
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7278% 7/20/34 (b)(c)(d)	627,261	621,485
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	171,804	149,470
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8896% 10/15/32 (b)(c)(d)	1,079,534	1,080,022
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6428% 4/25/34 (b)(c)(d)	425,583	420,083
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6996% 7/15/34 (b)(c)(d)	1,132,637	1,122,427
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.638% 1/15/35 (b)(c)(d)	1,304,759	1,286,033
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6396% 4/15/34 (b)(c)(d)	3,561,718	3,518,461
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8196% 4/17/33 (b)(c)(d)	964,629	959,621
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/36 (b)(c)(d)	14,190,185	14,098,048
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	1,900,000	1,872,792
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6328% 4/25/34 (b)(c)(d)	934,550	925,426
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8078% 1/20/32 (b)(c)(d)	847,650	845,909
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.608% 1/17/35 (b)(c)(d)	17,227,148	17,040,767
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6996% 1/15/35 (b)(c)(d)	799,679	793,154
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	777,942	716,228
Class AA, 2.487% 12/16/41 (b)(c)	48,369	46,616
Series 2021-1A Class A, 2.443% 7/15/46 (b)	903,029	770,933
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5596% 4/15/29 (b)(c)(d)	1,789,976	1,784,414
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	283,000	258,388
Series 2023-A1 Class A, 4.42% 5/15/28	1,700,000	1,658,352
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	362,417	353,328
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	481,804	428,476
Class B, 5.095% 4/15/39 (b)	272,765	174,827
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	272,801	248,026
Series 2021-1A Class A, 3.474% 1/15/46 (b)	150,562	138,891
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6878% 10/20/32 (b)(c)(d)	799,316	793,005
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6461% 4/20/35 (b)(c)(d)	3,994,984	3,960,859
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(d)	490,758	486,420
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(c)(d)	2,065,000	2,064,430
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6378% 4/20/34 (b)(c)(d)	772,931	763,270
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7578% 10/20/34 (b)(c)(d)	795,912	783,310
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,137,662	1,089,046
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	900,000	900,546
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	442,000	414,336
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	825,000	821,130
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7878% 4/20/34 (b)(c)(d)	853,929	845,707
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0456% 7/24/34 (b)(c)(d)	3,009,000	2,995,068
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8978% 1/20/34 (b)(c)(d)	1,117,642	1,111,792
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	715,365	649,466
Discover Card Execution Note Trust Series 2023-A2 Class A, 4.93% 6/15/28	1,200,000	1,185,438
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	500,000	499,784
Class A3, 5.64% 2/22/28 (b)	597,000	596,024
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/48 (b)	1,905,000	1,767,596
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6261% 4/20/35 (b)(c)(d)	2,345,807	2,313,299
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(d)	2,028,431	2,014,999
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7915% 1/18/32 (b)(c)(d)	2,847,981	2,842,761
Dryden Senior Loan Fund:
Series 2018-58A Class A1, CME Term SOFR 3 Month Index + 1.260% 6.5696% 7/17/31 (b)(c)(d)	813,000	811,653
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7496% 4/17/33 (b)(c)(d)	839,984	829,087
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/35 (b)(c)(d)	2,675,984	2,651,924
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7714% 2/20/35 (b)(c)(d)	1,574,048	1,555,684
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 4/15/31 (b)(c)(d)	362,417	360,076
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 1/15/35 (b)(c)(d)	1,957,851	1,936,841
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.6917% 7/19/34 (b)(c)(d)	924,249	918,239
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7134% 11/16/34 (b)(c)(d)	816,255	809,456
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9414% 11/20/33 (b)(c)(d)	1,017,886	1,015,949
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,700,000	1,668,401
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	817,000	813,933
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	1,245,000	1,243,085
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	1,870,000	1,828,320
GM Financial Consumer Automobile Receivables Trust:
Series 2021-1 Class A3, 0.35% 10/16/25	229,676	224,923
Series 2022-2 Class A3, 3.1% 2/16/27	3,100,000	3,013,564
Series 2022-4 Class A3, 4.82% 8/16/27	1,695,000	1,672,422
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	620,000	617,597
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,600,000	1,585,981
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	1,321,000	1,303,530
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	700,000	698,359
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	289,722	248,085
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	271,541	233,531
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (b)	1,918,000	1,911,963
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7372% 10/22/34 (b)(c)(d)	560,077	555,091
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.638% 4/15/35 (b)(c)(d)	1,298,569	1,281,925
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7796% 1/15/33 (b)(c)(d)	401,849	401,696
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5272% 1/22/28 (b)(c)(d)	462,877	460,949
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7217% 4/19/34 (b)(c)(d)	1,795,369	1,785,527
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7072% 1/22/35 (b)(c)(d)	910,439	902,970
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6896% 7/15/34 (b)(c)(d)	1,248,118	1,237,820
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(c)(d)	1,441,000	1,442,311
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(d)	965,191	959,937
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6078% 4/20/34 (b)(c)(d)	746,434	737,910
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5596% 1/15/34 (b)(c)(d)	779,838	775,749
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6578% 10/20/30 (b)(c)(d)	2,034,158	2,029,526
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6792% 1/25/36 (c)(d)	15,046	14,686
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.7178% 10/20/34 (b)(c)(d)	1,605,558	1,593,330
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	586,163	488,664
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	642,220	573,982
Class A2II, 4.008% 12/5/51 (b)	574,255	462,881
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	496,947	421,302
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7078% 4/20/34 (b)(c)(d)	4,536,406	4,503,594
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.648% 1/15/37 (b)(c)(d)	1,078,307	1,066,227
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	525,509	444,681
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	779,000	745,659
1.884% 7/15/50 (b)	300,000	271,275
2.328% 7/15/52 (b)	229,000	194,798
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0761% 7/20/30 (b)(c)(d)	424,977	424,985
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6656% 4/23/35 (b)(c)(d)	4,851,802	4,777,909
Symphony CLO Ltd. Series 2020-22A Class A1A, CME Term SOFR 3 Month Index + 1.550% 6.8615% 4/18/33 (b)(c)(d)	2,000,000	1,998,928
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5296% 4/16/31 (b)(c)(d)	6,405,377	6,390,055
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5617% 4/19/34 (b)(c)(d)	947,359	934,937
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6678% 4/20/33 (b)(c)(d)	875,909	868,720
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2942% 9/25/34 (c)(d)	873	835
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	1,200,000	1,199,553
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,400,000	1,394,808
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	588,724	500,422
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	798,152	671,485
Toyota Auto Receivables Owner Trust Series 2022-C Class A3, 3.76% 4/15/27	3,850,000	3,733,912
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	1,464,886	1,458,141
Class A3, 4.93% 4/20/26 (b)	1,485,000	1,466,544
Upstart Securitization Trust 3.12% 3/20/32 (b)	131,728	129,515
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.7261% 10/20/34 (b)(c)(d)	2,667,000	2,667,981
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(c)	555,927	523,832
Verizon Master Trust:
Series 2021-1:
Class A, 0.5% 5/20/27	1,900,000	1,835,221
Class B, 0.69% 5/20/27	2,008,000	1,938,678
Series 2023 2 Class A, 4.89% 4/13/28	900,000	888,534
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8578% 7/20/32 (b)(c)(d)	4,522,785	4,516,191
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7417% 7/19/34 (b)(c)(d)	522,906	519,324
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(d)	1,070,174	1,057,919
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.7196% 7/16/34 (b)(c)(d)	882,055	869,640
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	856,000	852,048
Class A3, 4.66% 5/15/28	1,572,000	1,542,277
Series 2023-C Class A3, 5.15% 11/15/28	762,000	756,558
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	1,553,212	1,547,666
TOTAL ASSET-BACKED SECURITIES (Cost $196,295,528)		196,930,641

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	619,836	547,151
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	965,692	839,792
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	1,701,000	1,641,145
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)	499,276	492,077
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	258,279	250,215
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	135,389	133,303
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	2,093,362	2,051,122
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	660,594	621,390
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	3,105,035	2,778,184
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	344,049	303,757
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	486,479	458,602
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	538,078	511,537
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	174,999	165,033
Towd Point Mortgage Trust:
sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	3,271,886	2,940,923
Series 2020-1 Class A1, 2.71% 1/25/60 (b)	1,678,993	1,539,104
TOTAL PRIVATE SPONSOR		15,273,335
U.S. Government Agency - 0.9%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	927	925
Series 1999-57 Class PH, 6.5% 12/25/29	6,629	6,616
Series 2021-45 Class DA, 3% 7/25/51	498,881	420,308
Series 2022-2 Class TH, 2.5% 2/25/52	170,777	147,644
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	563,727	461,879
Series 2020-43 Class MA, 2% 1/25/45	915,304	793,251
Series 2020-49 Class JA, 2% 8/25/44	79,763	70,264
Series 2020-80 Class BA, 1.5% 3/25/45	732,487	604,098
Series 2021-68 Class A, 2% 7/25/49	159,203	124,085
Series 2021-85 Class L, 2.5% 8/25/48	86,955	73,153
Series 2021-95:
Class 0, 2.5% 9/25/48	661,659	554,649
Class BA, 2.5% 6/25/49	998,815	837,944
Series 2021-96 Class HA, 2.5% 2/25/50	142,783	121,006
Series 2022-1 Class KA, 3% 5/25/48	343,486	299,387
Series 2022-11 Class B, 3% 6/25/49	398,460	348,936
Series 2022-13:
Class HA, 3% 8/25/46	555,074	497,058
Class MA, 3% 5/25/44	1,429,284	1,304,366
Series 2022-25 Class AB, 4% 9/25/47	522,700	485,436
Series 2022-3:
Class D, 2% 2/25/48	942,350	793,989
Class N, 2% 10/25/47	2,798,836	2,295,046
Series 2022-30 Class E, 4.5% 7/25/48	994,269	941,315
Series 2022-4 Class B, 2.5% 5/25/49	104,388	87,351
Series 2022-42 Class BA, 4% 6/25/50	1,073,506	976,264
Series 2022-49 Class TC, 4% 12/25/48	317,243	298,882
Series 2022-5 Class DA, 2.25% 11/25/47	1,147,953	953,574
Series 2022-7:
Class A, 3% 5/25/48	489,127	426,390
Class E, 2.5% 11/25/47	989,995	850,353
Series 2020-45 Class JL, 3% 7/25/40	32,723	28,649
Series 2021-59 Class H, 2% 6/25/48	90,009	71,509
Series 2021-66:
Class DA, 2% 1/25/48	97,219	77,532
Class DM, 2% 1/25/48	103,317	82,395
Freddie Mac:
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	876,293	767,235
Series 2020-5018:
Class LC, 3% 10/25/40	219,822	191,265
Class LY, 3% 10/25/40	166,667	145,058
Series 2021-5169 Class TP, 2.5% 6/25/49	286,771	238,176
Series 2021-5175 Class CB, 2.5% 4/25/50	510,681	421,482
Series 2021-5180 Class KA, 2.5% 10/25/47	103,042	88,026
Series 2022-5189:
Class DA, 2.5% 5/25/49	263,714	219,776
Class TP, 2.5% 5/25/49	239,060	200,085
Series 2022-5190:
Class BA, 2.5% 11/25/47	251,098	212,641
Class CA, 2.5% 5/25/49	200,120	166,680
Series 2022-5191 Class CA, 2.5% 4/25/50	121,869	100,801
Series 2022-5197:
Class A, 2.5% 6/25/49	200,121	167,464
Class DA, 2.5% 11/25/47	190,700	161,563
Series 2022-5198 Class BA, 2.5% 11/25/47	942,075	808,765
Series 2022-5202:
Class AG, 3% 1/25/49	151,602	132,153
Class LB, 2.5% 10/25/47	203,503	172,018
Class UA, 3% 4/25/50	349,018	301,520
Series 2020-5041 Class LB, 3% 11/25/40	373,544	325,035
Series 2021-5083 Class VA, 1% 8/15/38	1,250,472	1,152,701
Series 2021-5176 Class AG, 2% 1/25/47	388,585	317,344
Series 2021-5182 Class A, 2.5% 10/25/48	667,648	560,170
Series 2022-5207 Class PA, 3% 6/25/51	3,761,553	3,175,156
Series 2022-5210 Class AB, 3% 1/25/42	529,714	471,278
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	282,063	234,277
Class GC, 2% 11/25/47	82,705	68,838
Series 2021-5164 Class M, 2.5% 7/25/48	287,524	238,809
TOTAL U.S. GOVERNMENT AGENCY		26,072,570
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,927,042)		41,345,905

Commercial Mortgage Securities - 6.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.483% 1/15/39 (b)(c)(d)	497,039	483,849
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	484,000	426,321
Series 2019-BPR Class BNM, 3.465% 11/5/32 (b)	109,000	87,290
BANK:
sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	448,591	427,316
Series 2017-BNK9 Class A4, 3.538% 11/15/54	400,000	362,909
Series 2018-BN10 Class A5, 3.688% 2/15/61	3,248,347	2,964,444
Series 2018-BN14 Class ASB, 4.185% 9/15/60	385,000	368,852
Series 2019-BN21 Class A5, 2.851% 10/17/52	82,630	69,644
Series 2020-BN25 Class A5, 2.649% 1/15/63	462,410	380,644
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,148,351	881,407
Series 2021-BN35 Class A5, 2.285% 6/15/64	567,169	438,209
Series 2022-BNK41 Class A4, 3.9164% 4/15/65 (c)	963,521	827,496
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	1,400,000	1,378,745
Class A3, 6.26% 4/15/56	2,100,000	2,104,718
Series 2021-BN33 Class XA, 1.1678% 5/15/64 (c)(i)	12,034,144	636,536
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	722,307	558,322
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 1 month U.S. LIBOR + 0.000% 6.5061% 9/15/56 (c)(d)	1,422,000	1,425,162
Benchmark 2023-V3 Mtg Trust:
sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	800,000	808,744
Series 2023-V3 Class XA, 1.0536% 7/15/56 (c)	31,998,246	1,080,574
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	172,167	158,497
Series 2019-B10:
Class A4, 3.717% 3/15/62	159,609	142,502
Class ASB, 3.615% 3/15/62	500,000	465,411
Series 2019-B9 Class AAB, 3.9325% 3/15/52	1,000,000	932,184
Series 2020-B19 Class A5, 1.85% 9/15/53	468,749	349,917
Series 2021-B24 Class A5, 2.5843% 3/15/54	700,621	544,745
Series 2018-B8 Class A5, 4.2317% 1/15/52	1,180,306	1,069,793
Series 2019-B12 Class A5, 3.1156% 8/15/52	726,144	622,626
Series 2019-B9 Class A5, 4.0156% 3/15/52	642,936	573,998
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.4965% 11/15/28 (b)(c)(d)	441,000	440,210
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	2,000,000	2,029,362
Bmo 2023-C6 Mtg Trust Series 2023-C6 Class XA, 0.9829% 9/15/56 (c)(i)	13,497,946	765,236
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2302% 4/15/37 (b)(c)(d)	2,835,445	2,784,229
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7792% 4/15/37 (b)(c)(d)	841,247	820,134
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1356% 10/15/36 (b)(c)(d)	1,109,960	1,084,885
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3453% 10/15/36 (b)(c)(d)	162,246	157,614
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5451% 10/15/36 (b)(c)(d)	217,124	210,039
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7448% 10/15/36 (b)(c)(d)	210,720	202,192
Class E, CME Term SOFR 1 Month Index + 2.060% 7.394% 10/15/36 (b)(c)(d)	732,746	707,911
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3451% 2/15/39 (b)(c)(d)	1,008,938	984,562
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6445% 2/15/39 (b)(c)(d)	359,497	349,699
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8939% 2/15/39 (b)(c)(d)	359,497	346,407
Class D, CME Term SOFR 1 Month Index + 1.960% 7.293% 2/15/39 (b)(c)(d)	359,497	344,069
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.410% 6.7465% 4/15/34 (b)(c)(d)	412,398	407,113
Class C, CME Term SOFR 1 Month Index + 1.710% 7.0465% 4/15/34 (b)(c)(d)	272,629	268,786
Class D, CME Term SOFR 1 Month Index + 2.010% 7.3465% 4/15/34 (b)(c)(d)	286,192	281,791
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.110% 6.4465% 4/15/34 (b)(c)(d)	1,194,934	1,185,745
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5267% 10/15/36 (b)(c)(d)	4,695,086	4,665,364
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6967% 10/15/36 (b)(c)(d)	415,223	412,069
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8967% 10/15/36 (b)(c)(d)	1,077,637	1,068,087
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2467% 10/15/36 (b)(c)(d)	826,282	818,176
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0824% 10/15/26 (b)(c)(d)	3,200,000	3,132,729
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4972% 8/15/39 (b)(c)(d)	1,929,000	1,932,627
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8232% 4/15/37 (b)(c)(d)	838,214	831,802
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2722% 4/15/37 (b)(c)(d)	427,317	420,345
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6222% 4/15/37 (b)(c)(d)	96,477	93,874
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1712% 4/15/37 (b)(c)(d)	80,785	78,124
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3667% 10/15/36 (b)(c)(d)	5,599,503	5,583,551
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.110% 6.45% 12/15/37 (b)(c)(d)	2,145,000	2,134,346
Class B, CME Term SOFR 1 Month Index + 1.290% 6.63% 12/15/37 (b)(c)(d)	1,400,000	1,389,579
Class E, CME Term SOFR 1 Month Index + 2.190% 7.53% 12/15/37 (b)(c)(d)	520,000	513,517
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,194,866	1,049,148
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	527,861	492,206
Series 2017-C8 Class A3, 3.3048% 6/15/50	1,960,100	1,785,487
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	825,999	801,269
Series 2015-GC29 Class A4, 3.192% 4/10/48	311,943	296,850
Series 2015-P1 Class A5, 3.717% 9/15/48	160,809	153,310
Series 2016-C1 Class A4, 3.209% 5/10/49	508,851	472,351
Series 2016-P4 Class A4, 2.902% 7/10/49	589,456	538,193
Series 2019-C7 Class A4, 3.102% 12/15/72	2,911,044	2,454,076
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	158,730	155,848
Series 2015-DC1 Class A4, 3.078% 2/10/48	2,464,096	2,405,458
Series 2013-CR13 Class AM, 4.449% 11/10/46	738,856	733,827
Series 2014-CR14 Class AM, 4.526% 2/10/47 (c)	909,306	868,916
Series 2015-CR22 Class A5, 3.309% 3/10/48	532,572	508,333
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.36% 5/15/36 (b)(c)(d)	498,759	498,220
Class B, CME Term SOFR 1 Month Index + 1.270% 6.61% 5/15/36 (b)(c)(d)	520,705	518,387
Class C, CME Term SOFR 1 Month Index + 1.470% 6.81% 5/15/36 (b)(c)(d)	813,975	808,776
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	240,380	215,178
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	462,377	450,463
Class B, 4.5349% 4/15/36 (b)	142,154	137,621
Class D, 4.9414% 4/15/36 (b)(c)	190,753	182,994
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	344,472	326,089
Series 2019-C17:
Class A4, 2.7628% 9/15/52	516,958	429,834
Class A5, 3.0161% 9/15/52	516,958	435,434
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1485% 11/15/38 (b)(c)(d)	2,967,765	2,900,729
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5265% 7/15/38 (b)(c)(d)	759,440	753,003
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8265% 7/15/38 (b)(c)(d)	1,533,137	1,514,368
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1465% 7/15/38 (b)(c)(d)	197,701	194,746
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6965% 7/15/38 (b)(c)(d)	10,999,993	10,820,460
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,917,000	1,858,246
Series 2015-K049 Class A2, 3.01% 7/25/25	263,000	252,033
Series 2015-K051 Class A2, 3.308% 9/25/25	415,000	398,645
Series 2016-K054 Class A2, 2.745% 1/25/26	1,287,022	1,215,959
Series 2016-K057 Class A2, 2.57% 7/25/26	437,441	408,874
Series 2020-K104 Class A2, 2.253% 1/25/30	2,053,820	1,738,179
Series 2020-K116 Class A2, 1.378% 7/25/30	1,745,881	1,367,156
Series 2020-K117 Class A2, 1.406% 8/25/30	1,990,789	1,556,467
Series 2020-K118 Class A2, 1.493% 9/25/30	423,042	332,029
Series 2020-K121 Class A2, 1.547% 10/25/30	593,860	465,816
Series 2021-K125 Class A2, 1.846% 1/25/31	230,204	183,270
Series 2021-K126 Class A2, 2.074% 1/25/31	1,027,624	832,813
Series 2021-K127 Class A2, 2.108% 1/25/31	2,000,000	1,622,506
Series 2021-K130 Class A2, 1.723% 6/25/31	281,917	220,106
Series 2021-K136 Class A2, 2.127% 11/25/31	3,669,998	2,919,597
Series 2022-150 Class A2, 3.71% 9/25/32	1,300,000	1,155,897
Series 2022-K140 Class A2, 2.25% 1/25/32	577,000	461,183
Series 2022-K141 Class A2, 2.25% 2/25/32	521,000	416,507
Series 2022-K142 Class A2, 2.4% 3/25/32	2,531,000	2,043,692
Series 2022-K143 Class A2, 2.35% 3/25/32	200,000	160,585
Series 2022-K144 Class A2, 2.45% 4/25/32	1,976,000	1,597,238
Series 2022-K145 Class A2, 2.58% 5/25/32	494,000	402,965
Series 2022-K146 Class A2, 2.92% 6/25/32	1,138,000	953,877
Series 2022-K147 Class A2, 3% 6/25/32	1,384,000	1,166,994
Series 2022-K750 Class A2, 3% 9/25/29	7,720,000	6,888,587
Series 2023-K751 Class A2, 4.412% 3/25/30	400,000	382,446
Series K080 Class A2, 3.926% 7/25/28	454,836	431,315
Series 2017-K064 Class A2, 3.224% 3/25/27	472,919	443,702
Series 2017-K068 Class A2, 3.244% 8/25/27	652,712	610,611
Series 2017-K727 Class A2, 2.946% 7/25/24	2,986,165	2,926,096
Series 2018-K730 Class A2, 3.59% 1/25/25	1,012,176	986,700
Series 2019-K094 Class A2, 2.903% 6/25/29	1,410,116	1,255,818
Series 2019-K1510 Class A2, 3.718% 1/25/31	407,161	369,702
Series 2021-K123 Class A2, 1.621% 12/25/30	781,693	614,574
Series 2021-K134 Class A2, 2.243% 10/25/31	985,000	792,210
Series 2022 K748 Class A2, 2.26% 1/25/29	1,300,000	1,126,545
Series K036 Class A2, 3.527% 10/25/23	23,633	23,544
Series K046 Class A2, 3.205% 3/25/25	912,976	881,959
Series K047 Class A2, 3.329% 5/25/25	2,200,835	2,125,794
Series K053 Class A2, 2.995% 12/25/25	194,973	185,573
Series K056 Class A2, 2.525% 5/25/26	568,904	531,219
Series K062 Class A1, 3.032% 9/25/26	211,396	204,345
Series K063 Class A2, 3.43% 1/25/27	3,200,000	3,028,415
Series K079 Class A2, 3.926% 6/25/28	213,322	202,385
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,375,112	1,329,134
Series K044 Class A2, 2.811% 1/25/25	2,772,352	2,675,162
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3965% 9/15/31 (b)(c)(d)	282,314	278,636
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3975% 10/15/36 (b)(c)(d)	1,163,563	1,108,059
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5975% 10/15/36 (b)(c)(d)	450,000	419,639
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9975% 10/15/36 (b)(c)(d)	2,451,000	2,280,959
sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	363,759	353,627
Series 2018-GS10 Class A4, 3.89% 7/10/51	700,000	640,123
Series 2018-GS9 Class A4, 3.992% 3/10/51	400,000	361,462
Series 2020-GC45 Class A5, 2.9106% 2/13/53	1,245,771	1,041,019
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8206% 8/15/39 (b)(c)(d)	4,070,000	4,075,100
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9287% 4/15/37 (b)(c)(d)	318,267	292,717
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	925,287	906,155
Series 2014-C23 Class A5, 3.9342% 9/15/47	261,832	254,869
Series 2014-C24 Class A5, 3.6385% 11/15/47	714,600	688,524
Series 2015-C29 Class A4, 3.6108% 5/15/48	246,754	233,993
Series 2013-C17 Class A/S, 4.4584% 1/15/47	1,032,479	992,726
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	527,657	506,854
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (b)	158,353	120,348
Class EFX, 5.5423% 7/5/33 (b)(c)	192,511	138,608
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6274% 5/15/39 (b)(c)(d)	2,976,439	2,922,636
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1261% 5/15/39 (b)(c)(d)	899,162	879,980
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4253% 5/15/39 (b)(c)(d)	511,349	497,242
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8741% 5/15/39 (b)(c)(d)	454,472	430,807
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1465% 3/15/38 (b)(c)(d)	675,307	661,732
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3265% 3/15/38 (b)(c)(d)	217,253	212,067
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5465% 3/15/38 (b)(c)(d)	136,648	132,699
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8465% 3/15/38 (b)(c)(d)	190,097	183,887
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1965% 3/15/38 (b)(c)(d)	166,149	159,914
Morgan Stanley BAML Trust:
sequential payer Series 2014 C14 Class A5, 4.064% 2/15/47	1,834,055	1,820,615
Series 2015-C20 Class A4, 3.249% 2/15/48	403,691	387,122
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.63% 8/15/33 (b)(c)(d)	433,796	339,337
Class C, CME Term SOFR 1 Month Index + 1.540% 6.88% 8/15/33 (b)(c)(d)	1,044,807	724,286
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	1,500,000	1,367,636
Series 2019-L2 Class A3, 3.806% 3/15/52	1,000,000	903,008
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,052,468	967,151
Series 2020-L4 Class A3, 2.698% 2/15/53	487,766	400,813
Series 2021-L6 Class A4, 2.444% 6/15/54 (c)	5,000,000	3,852,729
Series 2018-H4 Class A4, 4.31% 12/15/51	1,275,945	1,173,140
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	152,075	135,015
Class C, 3.283% 11/10/36 (b)(c)	145,921	125,789
MSCCG Trust floater Series 2018-SELF:
Class A, CME Term SOFR 1 Month Index + 0.940% 6.28% 10/15/37 (b)(c)(d)	1,337,908	1,331,981
Class B, CME Term SOFR 1 Month Index + 1.120% 6.46% 10/15/37 (b)(c)(d)	639,710	635,267
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	531,500	464,187
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9315% 10/15/36 (b)(c)(d)	1,272,661	1,239,917
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.8916% 12/15/37 (b)(c)(d)(j)	57,034	56,857
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	253,056	252,903
Sfs Auto Receivables Securitiz sequential payer Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	1,091,000	1,089,445
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3322% 2/15/39 (b)(c)(d)	263,000	248,021
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9822% 2/15/39 (b)(c)(d)	137,000	128,035
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.023% 7/15/36 (b)(c)(d)	813,932	796,814
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1775% 11/15/38 (b)(c)(d)	1,011,403	992,365
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5265% 11/15/38 (b)(c)(d)	1,284,290	1,255,281
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7757% 11/15/38 (b)(c)(d)	359,780	351,089
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0249% 11/15/38 (b)(c)(d)	236,463	229,787
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,123,328	855,571
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6475% 5/15/31 (b)(c)(d)	552,000	529,014
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	420,434	402,372
Series 2019-C49 Class ASB, 3.933% 3/15/52	500,000	473,930
Series 2019-C52 Class A5, 2.892% 8/15/52	887,720	747,725
Series 2019-C54 Class A4, 3.146% 12/15/52	63,390	53,785
Series 2018-C48 Class A5, 4.302% 1/15/52	884,202	814,636
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	500,000	466,920
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	438,989	360,841
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014 C19 Class A5, 4.101% 3/15/47	2,090,000	2,069,104
Series 2014-C25 Class A5, 3.631% 11/15/47	396,151	382,611
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $196,511,452)		190,862,554

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	130,000	139,034
Series 2010 S1, 7.043% 4/1/50	195,000	226,305
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	235,000	145,834
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	265,855
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	435,000	273,280
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	65,000	45,764
Series 2021 C, 2.843% 11/1/46	400,000	268,709
Series 2022 A, 4.507% 11/1/51	155,000	130,742
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B, 2.746% 6/1/34	175,000	137,657
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	100,000	65,642
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,025,000	973,023
Series 2010-1, 6.63% 2/1/35	1,296,923	1,307,929
Series 2010-3:
6.725% 4/1/35	1,098,462	1,117,938
7.35% 7/1/35	595,714	620,494
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	210,000	190,726
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	125,000	131,533
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	130,000	96,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	155,000	111,403
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	235,000	165,727
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	942,000	994,906
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	245,000	250,225
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	295,000	289,810
Port Auth. of New York & New Jersey:
Series 2010 164, 5.647% 11/1/40	145,000	144,044
Series 225, 3.175% 7/15/60	635,000	388,343
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	155,000	121,954
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	175,000	177,432
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	310,000	299,409
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	30,000	30,054
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	130,000	96,675
Series 2021 B, 2.584% 11/1/51	65,000	39,546
TOTAL MUNICIPAL SECURITIES (Cost $10,305,184)		9,245,993

Foreign Government and Government Agency Obligations - 0.6%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	968,000	902,050
3.3% 3/15/28	274,000	256,125
British Columbia Province 2.25% 6/2/26	654,000	607,998
Chilean Republic:
2.55% 7/27/33	854,000	656,521
3.24% 2/6/28	318,000	291,841
3.625% 10/30/42	358,000	258,283
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	716,000	535,453
Export Development Canada 2.625% 2/21/24	320,000	316,650
Hungarian Republic:
5.75% 11/22/23	88,000	87,871
7.625% 3/29/41	200,000	209,254
Indonesian Republic:
2.85% 2/14/30	961,000	816,840
3.5% 2/14/50	734,000	497,630
Israeli State:
3.25% 1/17/28	395,000	363,519
3.375% 1/15/50	813,000	538,639
Italian Republic 2.875% 10/17/29	734,000	627,865
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	396,000	345,890
4.5% 4/22/60 (b)	301,000	230,551
Manitoba Province 3.05% 5/14/24	41,000	40,351
Ontario Province:
0.625% 1/21/26	70,000	63,180
1.125% 10/7/30	658,000	507,285
2.3% 6/15/26	391,000	363,947
2.5% 4/27/26	137,000	128,255
3.05% 1/29/24	320,000	317,834
Panamanian Republic:
3.16% 1/23/30	517,000	433,318
4.5% 4/16/50	353,000	239,846
4.5% 4/1/56	547,000	358,285
Peruvian Republic:
1.862% 12/1/32	689,000	496,445
2.78% 12/1/60	113,000	59,667
2.844% 6/20/30	448,000	378,287
3.55% 3/10/51	517,000	339,498
6.55% 3/14/37	84,000	86,884
Polish Government:
3.25% 4/6/26	181,000	171,735
4% 1/22/24	992,000	986,435
Quebec Province:
1.5% 2/11/25	791,000	749,124
2.5% 4/20/26	322,000	301,743
2.75% 4/12/27	350,000	324,639
2.875% 10/16/24	57,000	55,393
State of Qatar 4.4% 4/16/50 (b)	893,000	726,143
United Mexican States:
3.25% 4/16/30	366,000	311,009
3.5% 2/12/34	1,114,000	870,056
4.28% 8/14/41	1,201,000	885,113
4.35% 1/15/47	395,000	278,187
4.5% 1/31/50	254,000	182,783
4.6% 2/10/48	481,000	349,475
4.75% 3/8/44	266,000	203,251
5.55% 1/21/45	107,000	91,977
6.05% 1/11/40	132,000	121,806
Uruguay Republic:
4.125% 11/20/45	130,228	106,342
4.375% 10/27/27	33,363	32,905
4.375% 1/23/31	434,418	415,425
4.975% 4/20/55	321,625	278,154
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,283,858)		18,797,757

Supranational Obligations - 0.5%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	419,000	374,526
Asian Development Bank:
0.375% 9/3/25	1,103,000	1,007,212
0.5% 2/4/26	611,000	550,107
0.75% 10/8/30	534,000	407,098
1.5% 10/18/24	617,000	591,782
2% 4/24/26	173,000	160,604
2.5% 11/2/27	184,000	168,810
2.625% 1/30/24	412,000	408,047
2.625% 1/12/27	178,000	166,055
2.75% 1/19/28	1,032,000	950,978
European Investment Bank:
0.75% 9/23/30	762,000	585,334
0.875% 5/17/30	183,000	143,398
1.25% 2/14/31	331,000	261,378
1.875% 2/10/25	82,000	78,234
2.25% 6/24/24	620,000	605,309
2.375% 5/24/27	110,000	101,236
2.5% 10/15/24	157,000	152,202
3.125% 12/14/23	378,000	376,194
3.25% 1/29/24	55,000	54,593
Inter-American Development Bank:
0.625% 7/15/25	607,000	559,813
0.875% 4/20/26	1,388,000	1,252,430
1.75% 3/14/25	505,000	479,479
2% 6/2/26	110,000	101,809
2.125% 1/15/25	50,000	47,928
2.25% 6/18/29	524,000	459,251
2.375% 7/7/27	184,000	168,991
3% 10/4/23	98,000	97,991
4.375% 1/24/44	239,000	213,229
International Bank for Reconstruction & Development:
0.375% 7/28/25	717,000	656,946
0.5% 10/28/25	905,000	823,600
0.75% 8/26/30	454,000	347,591
0.875% 5/14/30	555,000	432,890
1.25% 2/10/31	497,000	390,362
1.5% 8/28/24	543,000	523,196
1.625% 1/15/25	488,000	464,835
1.875% 10/27/26	130,000	118,873
2.5% 3/19/24	104,000	102,502
2.5% 11/25/24	156,000	150,725
2.5% 7/29/25	104,000	99,056
2.5% 3/29/32	1,000,000	846,303
International Finance Corp. 0.75% 8/27/30	303,000	232,010
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $16,818,001)		15,712,907

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA:
2.25% 4/28/25	359,000	332,399
3.75% 2/18/26	370,000	342,634
Discover Bank:
3.45% 7/27/26	350,000	318,302
5.974% 8/9/28 (c)	347,000	317,516
Regions Bank 6.45% 6/26/37	969,000	901,833
Truist Bank 3.3% 5/15/26	208,000	191,789
TOTAL BANK NOTES (Cost $2,749,409)		2,404,473

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (k) (Cost $15,532,077)	177,201	14,565,916

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l) (Cost $68,094,502)	68,080,886	68,094,502

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	6,300,000	386,854

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	6,300,000	163,705

TOTAL PURCHASED SWAPTIONS (Cost $522,270)			550,559

TOTAL INVESTMENT IN SECURITIES - 113.7% (Cost $3,600,048,521)	3,353,008,919
NET OTHER ASSETS (LIABILITIES) - (13.7)%	(403,829,924)
NET ASSETS - 100.0%	2,949,178,995

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2.5% 10/1/53	(2,950,000)	(2,410,569)
3% 10/1/53	(2,400,000)	(2,033,870)
3% 10/1/53	(2,400,000)	(2,033,870)
4% 10/1/53	(2,600,000)	(2,342,529)

TOTAL GINNIE MAE		(8,820,838)

Uniform Mortgage Backed Securities
2% 10/1/53	(2,700,000)	(2,052,406)
2% 10/1/53	(7,600,000)	(5,777,144)
2% 10/1/53	(16,200,000)	(12,314,438)
2% 10/1/53	(16,800,000)	(12,770,528)
2% 10/1/53	(2,350,000)	(1,786,354)
2% 10/1/53	(5,350,000)	(4,066,805)
2% 10/1/53	(8,450,000)	(6,423,272)
2% 10/1/53	(16,800,000)	(12,770,528)
2% 10/1/53	(8,450,000)	(6,423,272)
2% 10/1/53	(10,400,000)	(7,905,565)
2% 10/1/53	(8,300,000)	(6,309,249)
2.5% 10/1/53	(13,700,000)	(10,866,340)
2.5% 10/1/53	(6,550,000)	(5,195,221)
2.5% 10/1/53	(3,800,000)	(3,014,021)
3% 10/1/53	(8,700,000)	(7,192,796)
3% 10/1/53	(8,450,000)	(6,986,107)
3.5% 10/1/53	(4,900,000)	(4,213,234)
4% 10/1/53	(2,600,000)	(2,315,624)
4.5% 10/1/53	(500,000)	(459,160)
5% 10/1/38	(2,750,000)	(2,677,168)
5% 10/1/38	(1,100,000)	(1,070,867)
5% 10/1/53	(3,200,000)	(3,019,627)
5% 10/1/53	(1,350,000)	(1,273,905)
5.5% 10/1/53	(3,700,000)	(3,576,283)
5.5% 10/1/53	(5,800,000)	(5,606,065)
5.5% 10/1/53	(5,700,000)	(5,509,409)
6.5% 10/1/53	(3,975,000)	(3,994,000)
6.5% 10/1/53	(1,900,000)	(1,909,082)
6.5% 10/1/53	(1,725,000)	(1,733,245)
6.5% 10/1/53	(750,000)	(753,585)
6.5% 10/1/53	(1,000,000)	(1,004,780)
6.5% 10/1/53	(1,400,000)	(1,406,692)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(152,376,772)

TOTAL TBA SALE COMMITMENTS (Proceeds $163,477,940)		(161,197,610)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675, expiring September 2033.	9/20/28	1,800,000	(86,135)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	1,800,000	(68,259)

TOTAL WRITTEN SWAPTIONS			(154,394)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	465	Dec 2023	50,249,063	864,733	864,733
CBOT 2-Year U.S. Treasury Note Contracts (United States)	10	Dec 2023	2,027,109	14,218	14,218
CBOT 5-Year U.S. Treasury Note Contracts (United States)	64	Dec 2023	6,743,000	36,007	36,007
CBOT Long Term U.S. Treasury Bond Contracts (United States)	24	Dec 2023	2,730,750	148,072	148,072

TOTAL FUTURES CONTRACTS					1,063,030
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	760,000	14,932	(8,274)	6,658
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	19,451	(16,052)	3,399
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	12,181	(4,190)	7,991
CMBX N.A. AAA Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,190,000	44,665	(43,653)	1,012
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	90,000	21,117	(20,424)	693
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	200,000	46,928	(53,496)	(6,568)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	720,000	168,940	(220,628)	(51,688)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,060,000	248,716	(308,000)	(59,284)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	400,000	93,855	(97,614)	(3,759)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	90,000	21,117	(21,347)	(230)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	260,000	61,006	(69,508)	(8,502)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	130,000	30,503	(34,925)	(4,422)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	300,000	70,391	(87,203)	(16,812)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	180,000	42,235	(43,862)	(1,627)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	320,000	75,084	(82,293)	(7,209)

TOTAL BUY PROTECTION							971,121	(1,111,469)	(140,348)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	(29,274)	34,231	4,957
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	(17,289)	20,791	3,502

TOTAL SELL PROTECTION							(46,563)	55,022	8,459
TOTAL CREDIT DEFAULT SWAPS							924,558	(1,056,447)	(131,889)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	960,000	371	0	371
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	11,850,000	1,622	0	1,622
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2033	140,000	432	0	432
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	1,990,000	(3,577)	0	(3,577)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.25%	Annual	LCH	Dec 2053	880,000	3,844	0	3,844
TOTAL INTEREST RATE SWAPS							2,692	0	2,692

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $316,773,192 or 10.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $5,577,614.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,329,711.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $698,983.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Level 3 security
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	155,746,676	793,488,120	881,140,294	3,134,082	-	-	68,094,502	0.2%
Fidelity Specialized High Income Central Fund	14,140,721	539,244	-	610,480	-	(114,049)	14,565,916	4.1%
Total	169,887,397	794,027,364	881,140,294	3,744,562	-	(114,049)	82,660,418

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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